UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21349

Name of Fund:  BlackRock Limited Duration Income Trust (BLW)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Limited Duration Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 05/31/2017

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2017 (Unaudited)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Chemicals — 0.0%
LyondellBasell Industries NV, Class A		37	$2,979
Diversified Financial Services — 0.1%
Kcad Holdings I Ltd. (a)(b)		546,753,936	749,053
Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.		8,511	11,754
Household Durables — 0.0%
Berkline Benchcraft Equity LLC (a)(b)(c)		3,155	—
Total Common Stocks - 0.1%			763,786

Asset-Backed Securities		Par (000)
Asset-Backed Securities — 12.3%
AIMCO CLO, Series 2014-AA, Class DR, 4.33%, 7/20/26 (a)(d)(e)	USD	250	250,000
Allegro CLO II Ltd., Series 2014-1A, Class CR, 5.01%, 1/21/27 (a)(d)(e)		1,000	1,000,100
ALM VI Ltd., Series 2012-6A, Class B2R, 3.96%, 7/15/26 (d)(e)		1,000	1,000,714
ALM XIV Ltd., Series 2014-14A, Class C, 4.62%, 7/28/26 (d)(e)		4,141	4,145,043
ALM XVII Ltd., Series 2015-17A, Class D, 7.51%, 1/15/28 (d)(e)		1,000	1,000,243
AmeriCredit Automobile Receivables, Series 2014-3, Class C, 2.58%, 9/08/20		4,850	4,893,396
AMMC CLO Ltd., Series 2014-15A, Class D, 5.31%, 12/09/26 (d)(e)		2,000	2,013,320
Anchorage Capital CLO 3 Ltd., Series 2014-3A, Class D, 5.92%, 4/28/26 (d)(e)		1,000	971,985
Anchorage Capital CLO 5 Ltd., Series 2014-5A, Class E, 6.16%, 10/15/26 (d)(e)		1,000	975,194
Anchorage Capital CLO Ltd. (a)(d)(e):
Series 2014-4A, Class CR, 4.57%, 7/28/26		275	275,000
Series 2016-9A, Class D, 4.95%, 1/15/29		350	352,275
Ares XXVII CLO Ltd., Series 2013-2A, Class E, 6.02%, 7/28/25 (d)(e)		1,000	983,443
Ares XXXII CLO Ltd., Series 2014-32A, Class BR, 3.43%, 11/15/25 (a)(d)(e)		1,250	1,250,000

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
Ballyrock CLO LLC, Series 2014-1A, Class CR, 4.81%, 10/20/26 (a)(d)(e)	USD	280	$279,994
BlueMountain CLO Ltd., Series 2012-2A, Class DR, 5.32%, 11/20/28 (d)(e)		1,000	1,006,424
Carlyle Global Market Strategies CLO Ltd. (d)(e):
Series 2013-1A, Class C, 5.18%, 2/14/25		250	251,216
Series 2014-3A, Class D1, 6.27%, 7/27/26		1,000	993,568
Series 2014-4A, Class E, 6.36%, 10/15/26		500	494,090
Series 2015-1A, Class C, 4.31%, 4/20/27		500	500,061
CIFC Funding Ltd., Class D (d)(e):
Series 2014-3A, 4.55%, 7/22/26		420	422,172
Series 2015-1A, 5.15%, 1/22/27		600	604,186
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 1/25/30 (e)		1,027	961,377
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (e)		3,109	3,142,878
Dryden Senior Loan Fund, Series 2014-31A, Class DR, 4.51%, 4/18/26 (d)(e)		250	251,383
Litigation Fee Residual Funding, 4.00%, 10/30/27 (a)		1,649	1,670,279
Madison Park Funding XIII Ltd., Series 2014-13A, Class E, 6.02%, 1/19/25 (d)(e)		1,250	1,230,522
Madison Park Funding XIV Ltd., Series 2014-14A, Class E, 5.91%, 7/20/26 (d)(e)		1,000	978,840
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, 3.37%, 1/27/26 (d)(e)		1,500	1,502,504
Octagon Investment Partners XVIII Ltd., Series 2013-1A, Class CR, 4.44%, 12/16/24 (d)(e)		1,000	1,002,381
OHA Loan Funding LLC, Series 2014-1A, Class E, 7.75%, 10/20/26 (e)		2,000	2,007,777
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 7/18/25 (e)		4,000	4,005,379
OZLM IX Ltd., Series 2014-9A Class CR, 4.71%, 1/20/27 (d)(e)		1,000	1,001,208
OZLM VII Ltd., Series 2014-7A, Class CR, 4.66%, 7/17/26 (d)(e)		250	251,258

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017	1

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
OZLM VIII Ltd., Series 2014-8A (a)(d)(e):
Class BR, 4.16%, 10/17/26	USD	2,500	$2,500,000
Class CR, 4.66%, 10/17/26		500	500,000
OZLM XII Ltd., Series 2015-12A, Class C, 4.87%, 4/30/27 (d)(e)		1,000	1,005,884
OZLM XV Ltd., Series 2016-15A, Class C, 4.92%, 1/20/29 (d)(e)		1,000	1,009,887
Regatta V Funding Ltd., Series 2014-1A, Class BR, 3.46%, 10/25/26 (d)(e)		2,000	2,004,172
Rockford Tower CLO Ltd., Series 2017-1A, Class D, 4.62%, 4/15/29 (a)(d)(e)		250	241,925
Santander Drive Auto Receivables Trust:
Series 2014-3, Class D, 2.65%, 8/17/20		4,015	4,053,302
Series 2014-4, Class C, 2.60%, 11/16/20		4,500	4,522,988
Series 2014-4, Class D, 3.10%, 11/16/20		4,500	4,575,889
Sound Point CLO IV Ltd., Series 2013-3A, Class DR, 4.56%, 1/21/26 (a)(d)(e)		800	800,000
Sound Point CLO VII Ltd., Series 2014-3A, Class D, 4.75%, 1/23/27 (d)(e)		2,000	2,002,352
Symphony CLO XV Ltd., Series 2014-15A, Class CR, 3.36%, 10/17/26 (a)(d)(e)		1,250	1,250,000
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, 4.95%, 1/23/28 (d)(e)		1,000	1,011,500
THL Credit Wind River CLO Ltd., Series 2014-3A, Class E, 6.75%, 1/22/27 (d)(e)		1,000	983,848
Venture XXI CLO Ltd., Series 2015-21A, Class D, 4.76%, 7/15/27 (d)(e)		400	400,710
Venture XXVI CLO Ltd., Series 2017-26A, Class D, 5.29%, 1/20/29 (a)(d)(e)		1,000	1,007,500
Vibrant CLO IV Ltd., Series 2016-4A, Class D, 5.66%, 7/20/28 (d)(e)		1,000	1,009,648
Voya CLO Ltd., Series 2014-4A, Class C, 5.16%, 10/14/26 (d)(e)		2,500	2,508,945
World Financial Network Credit Card Master Trust, Series 2012-C, Class B, 3.57%, 8/15/22		3,000	3,055,118

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
York CLO Ltd., Series 2016-2A, Class E, 8.10%, 1/20/30 (d)(e)	USD	1,000	$1,014,974

			77,126,852
Interest Only Asset-Backed Securities — 0.1%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (a)(e)		4,094	278,916
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (a)(e)		6,295	432,128

			711,044
Total Asset-Backed Securities - 12.4%			77,837,896

Corporate Bonds
Aerospace & Defense — 1.0%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (e)(f)		860	870,750
Bombardier, Inc. (e):
8.75%, 12/01/21 (f)		658	732,025
6.00%, 10/15/22 (f)		384	384,242
6.13%, 1/15/23		152	152,475
7.50%, 3/15/25 (f)		565	584,481
KLX, Inc., 5.88%, 12/01/22 (e)		733	773,374
Koppers, Inc., 6.00%, 2/15/25 (e)		225	236,250
Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19		89	91,002
Moog, Inc., 5.25%, 12/01/22 (e)		270	281,475
TransDigm, Inc.:
6.00%, 7/15/22 (f)		1,256	1,301,373
6.50%, 7/15/24 (f)		490	509,600
6.38%, 6/15/26		59	60,475

			5,977,522
Air Freight & Logistics — 0.2%
XPO Logistics, Inc.:
5.75%, 6/15/21	EUR	100	118,386
6.50%, 6/15/22 (e)(f)	USD	1,100	1,167,870

			1,286,256
Airlines — 2.2%
Air Canada Pass-Through Trust (e):
Series 2013-1, Class C, 6.63%, 5/15/18		651	672,971
Series 2015-1, Class B, 3.88%, 9/15/24 (f)		1,340	1,332,250
American Airlines Group, Inc., 4.63%, 3/01/20 (e)		315	324,056

2	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Airlines (continued)
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 7/15/24 (f)	USD	2,940	$3,142,579
Series 2013-2, Class B, 5.60%, 1/15/22 (e)(f)		562	583,537
Series 2017-1, Class B, 4.95%, 8/15/26		1,540	1,580,348
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 5/10/20		221	220,448
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18 (f)		230	236,900
United Airlines Pass-Through Trust:
Series 2014-2, Class B, 4.63%, 3/03/24 (f)		1,973	2,021,855
Series 2015-1, Class A, 3.70%, 6/01/24		2,430	2,490,750
US Airways Pass-Through Trust, Series 2011-1, Class B, 9.75%, 4/22/20		327	361,087
Virgin Australia Trust, Series 2013-1 (e)(f):
Class A, 5.00%, 4/23/25		429	444,565
Class C, 7.13%, 10/23/18		427	435,822

			13,847,168
Auto Components — 0.5%
Allison Transmission, Inc., 5.00%, 10/01/24 (e)		28	28,560
Aston Martin Capital Holdings Ltd., 5.75%, 4/15/22	GBP	100	136,737
Delphi Automotive PLC, 4.40%, 10/01/46	USD	240	235,720
Federal-Mogul Holdings LLC, 4.88%, 4/15/24 (d)	EUR	100	112,683
Goodyear Tire & Rubber Co., 5.00%, 5/31/26	USD	67	69,051
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19 (f)		1,314	1,329,768
6.25%, 2/01/22		119	123,909
6.75%, 2/01/24		230	240,350
IHO Verwaltungs GmbH (g):
(2.75% Cash or 3.50% PIK), 2.75%, 9/15/21	EUR	100	116,267
(3.25% Cash or 4.00% PIK), 3.25%, 9/15/23		100	118,103
(3.75% Cash or 4.50% PIK), 3.75%, 9/15/26		100	119,383
(4.13% Cash or 4.88% PIK), 4.13%, 9/15/21 (e)	USD	200	204,250

Corporate Bonds		Par (000)	Value
Auto Components (continued)
IHO Verwaltungs GmbH (g) (continued):
(4.50% Cash or 5.25% PIK), 4.50%, 9/15/23 (e)	USD	200	$204,250
ZF North America Capital, Inc., 4.75%, 4/29/25 (e)		150	157,875

			3,196,906
Automobiles — 0.4%
General Motors Co., 3.50%, 10/02/18 (f)		2,478	2,525,533
Banks — 1.7%
Allied Irish Banks PLC, 4.13%, 11/26/25 (d)	EUR	100	120,063
Banco Espirito Santo SA (b)(c):
4.75%, 1/15/18		100	31,454
4.00%, 1/21/19		100	31,454
Banco Inbursa SA Institucion de Banca Multiple, 4.38%, 4/11/27 (e)	USD	666	658,508
Banco Popolare, 2.75%, 7/27/20	EUR	100	116,149
Bank of Ireland, 4.25%, 6/11/24 (d)		100	118,684
Bankia SA (d):
4.00%, 5/22/24		200	233,657
3.38%, 3/15/27		100	115,318
Barclays PLC, 3.65%, 3/16/25 (f)	USD	3,600	3,591,266
BPE Financiaciones SA, 2.00%, 2/03/20	EUR	100	105,485
BPER Banca, 5.13%, 5/31/27 (d)		100	113,601
CaixaBank SA, 3.50%, 2/15/27 (d)		100	117,647
CIT Group, Inc.:
5.50%, 2/15/19 (e)(f)	USD	400	422,000
5.00%, 8/01/23		610	658,038
HSBC Holdings PLC, 4.38%, 11/23/26 (f)		395	411,193
Nordea Bank AB, 4.50%, 3/26/20	EUR	1,020	1,286,756
Santander Holdings USA, Inc., 4.50%, 7/17/25 (f)	USD	1,750	1,807,466
Santander UK Group Holdings PLC, 2.88%, 8/05/21 (f)		950	953,274

			10,892,013
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/01/23 (f)		3,000	3,091,806
Central American Bottling Corp., 5.75%, 1/31/27 (e)		517	548,020
Horizon Holdings I SASU, 7.25%, 8/01/23	EUR	100	121,286

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017	3

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Beverages (continued)
Silgan Holdings, Inc., 3.25%, 3/15/25	EUR	100	$114,997

			3,876,109
Biotechnology — 0.0%
Senvion Holding GmbH, 3.88%, 10/25/22		100	113,796
Building Materials — 0.1%
Tecnoglass, Inc., 8.20%, 1/31/22 (e)	USD	659	689,310
Titan Global Finance PLC, 3.50%, 6/17/21	EUR	100	118,464

			807,774
Building Products — 0.4%
American Builders & Contractors Supply Co., Inc. (e):
5.63%, 4/15/21	USD	76	78,185
5.75%, 12/15/23		210	222,600
Building Materials Corp. of America (e):
5.38%, 11/15/24		45	47,306
6.00%, 10/15/25 (f)		260	280,800
CPG Merger Sub LLC, 8.00%, 10/01/21 (e)(f)		525	548,625
Masonite International Corp., 5.63%, 3/15/23 (e)(f)		404	424,200
Ply Gem Industries, Inc., 6.50%, 2/01/22		219	228,855
Standard Industries, Inc. (e)(f):
5.13%, 2/15/21		40	41,700
5.50%, 2/15/23		147	154,901
USG Corp. (e):
5.50%, 3/01/25		15	15,900
4.88%, 6/01/27		194	195,940

			2,239,012
Capital Markets — 0.5%
Blackstone CQP Holdco LP, 6.50%, 3/20/21 (e)		2,050	2,068,698
LPL Holdings, Inc., 5.75%, 9/15/25 (e)		62	64,015
Morgan Stanley, 4.00%, 7/23/25 (f)		965	1,009,536

			3,142,249
Chemicals — 1.5%
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 2/01/25 (e)(f)		800	816,000
Axalta Coating Systems Dutch Holding B BV, 3.75%, 1/15/25	EUR	100	118,462
Axalta Coating Systems LLC, 4.88%, 8/15/24 (e)	USD	239	244,676

Corporate Bonds		Par (000)	Value
Chemicals (continued)
Blue Cube Spinco, Inc.:
9.75%, 10/15/23	USD	194	$236,680
10.00%, 10/15/25		140	173,600
CF Industries, Inc.:
7.13%, 5/01/20		130	143,650
5.15%, 3/15/34		90	83,250
4.95%, 6/01/43		120	105,900
Chemours Co.:
6.63%, 5/15/23		248	264,713
7.00%, 5/15/25		112	124,040
The Chemours Co., 5.38%, 5/15/27		156	162,240
Hexion, Inc., 10.38%, 2/01/22 (e)		184	186,300
Huntsman International LLC:
4.88%, 11/15/20		339	359,340
5.13%, 4/15/21	EUR	100	127,243
Ineos Finance PLC, 4.00%, 5/01/23		100	116,688
INEOS Group Holdings SA, 5.38%, 8/01/24		100	120,199
Inovyn Finance PLC, 6.25%, 5/15/21		80	117,952
Momentive Performance Materials, Inc., 3.88%, 10/24/21 (f)	USD	1,578	1,597,725
NOVA Chemicals Corp. (e)(h):
4.88%, 6/01/24		267	267,667
5.25%, 6/01/27		683	683,854
Platform Specialty Products Corp. (e):
10.38%, 5/01/21		53	58,764
6.50%, 2/01/22 (f)		1,783	1,836,490
PQ Corp., 6.75%, 11/15/22 (e)(f)		399	433,912
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	100	117,985
The Sherwin-Williams Co., 2.75%, 6/01/22	USD	180	181,199
Tronox Finance LLC:
6.38%, 8/15/20		208	210,080
7.50%, 3/15/22 (e)		62	64,402
Versum Materials, Inc., 5.50%, 9/30/24 (e)		116	121,800
WR Grace & Co-Conn (e):
5.13%, 10/01/21		176	187,440
5.63%, 10/01/24		200	215,750

			9,478,001
Commercial Services & Supplies — 1.3%
ADT Corp.:
3.50%, 7/15/22 (f)		286	279,565
4.13%, 6/15/23		248	246,140
4.88%, 7/15/32 (e)		390	339,300
Advanced Disposal Services, Inc., 5.63%, 11/15/24 (e)		225	230,906

4	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (continued)
Aviation Capital Group Corp., 4.63%, 1/31/18 (e)(f)	USD	1,000	$1,016,496
Booz Allen Hamilton, Inc., 5.13%, 5/01/25 (e)	USD	419	428,428
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (e)(f)		824	878,590
Covanta Holding Corp., 5.88%, 7/01/25		213	207,675
Harland Clarke Holdings Corp., 8.38%, 8/15/22 (e)		280	295,400
KAR Auction Services, Inc., 5.13%, 6/01/25 (e)		401	409,020
La Financiere Atalian SAS, 4.00%, 5/15/24	EUR	100	116,563
Mobile Mini, Inc., 5.88%, 7/01/24 (f)		447	464,880
Paprec Holding SA, 5.25%, 4/01/22	EUR	100	118,792
Park Aerospace Holdings Ltd., 5.25%, 8/15/22 (e)	USD	239	250,801
Pitney Bowes, Inc., 3.38%, 10/01/21 (f)		1,500	1,491,504
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/25 (e)		188	194,580
S&P Global, Inc., 2.50%, 8/15/18 (f)		445	448,796
United Rentals North America, Inc.:
7.63%, 4/15/22		20	20,875
5.75%, 11/15/24 (f)		579	612,298
Verisure Holding AB, 6.00%, 11/01/22	EUR	113	136,939

			8,187,548
Communications Equipment — 0.7%
Avaya, Inc., 7.00%, 4/01/19 (b)(c)(e)	USD	183	149,603
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (e)		3	3,188
CommScope Technologies LLC, 5.00%, 3/15/27 (e)		239	239,000
CommScope, Inc., 5.00%, 6/15/21 (e)		465	476,913
Motorola Solutions, Inc., 3.75%, 5/15/22 (f)		1,500	1,531,194
Nokia OYJ, 6.63%, 5/15/39		200	225,876
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23 (f)		649	686,317
6.38%, 5/15/25 (f)		522	561,150

Corporate Bonds		Par (000)	Value
Communications Equipment (continued)
Zayo Group LLC/Zayo Capital, Inc. (continued):
5.75%, 1/15/27 (e)	USD	400	$421,956

			4,295,197
Construction & Engineering — 0.6%
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36 (e)(f)		994	1,036,245
Aeropuertos Argentina 2000 SA, 6.88%, 2/01/27 (e)		335	348,400
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29 (e)		335	356,403
BlueLine Rental Finance Corp., 9.25%, 3/15/24 (e)		1,042	1,088,890
Engility Corp., 8.88%, 9/01/24		216	232,200
SPIE SA, 3.13%, 3/22/24	EUR	100	116,828
Tutor Perini Corp., 6.88%, 5/01/25 (e)	USD	139	145,429
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		320	310,400

			3,634,795
Construction Materials — 0.5%
American Tire Distributors, Inc., 10.25%, 3/01/22 (e)		204	213,180
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		137	147,960
HD Supply, Inc. (e)(f):
5.25%, 12/15/21		1,663	1,751,971
5.75%, 4/15/24		624	665,340
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	100	121,041
New Enterprise Stone & Lime Co., Inc., 10.13%, 4/01/22 (e)	USD	160	169,600
PulteGroup, Inc., 5.50%, 3/01/26		190	200,806
Rexel SA, 3.50%, 6/15/23	EUR	116	137,423

			3,407,321
Consumer Discretionary — 0.1%
Nielsen Co. Luxembourg SARL, 5.00%, 2/01/25 (e)	USD	490	499,800
Consumer Finance — 1.2%
Alliance Data Systems Corp. (e):
5.25%, 12/01/17		28	28,280
5.88%, 11/01/21 (f)		696	720,360
Ally Financial, Inc. (f):
4.63%, 3/30/25		846	848,284
8.00%, 11/01/31		1,011	1,220,782
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 5/01/25 (e)		82	84,050
CDK Global, Inc., 4.88%, 6/01/27 (e)		278	280,955

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017	5

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
General Motors Financial Co., Inc., 2.63%, 7/10/17 (f)	USD	2,760	$2,763,180
Navient Corp.:
5.00%, 10/26/20 (f)		310	316,975
6.63%, 7/26/21		190	201,932
6.50%, 6/15/22		20	20,813
5.50%, 1/25/23		134	132,283
7.25%, 9/25/23 (f)		257	270,107
6.13%, 3/25/24		115	114,747
5.88%, 10/25/24		125	121,563
6.75%, 6/25/25		109	109,496
5.63%, 8/01/33		95	77,663
OneMain Financial Holdings LLC (e):
6.75%, 12/15/19		147	153,982
7.25%, 12/15/21		150	157,965
Springleaf Finance Corp., 6.13%, 5/15/22		70	72,303

			7,695,720
Containers & Packaging — 1.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.43%, 5/15/21 (d)(e)		200	204,000
4.25%, 1/15/22	EUR	71	81,794
4.25%, 9/15/22 (e)	USD	679	691,731
4.63%, 5/15/23 (e)		206	210,635
2.75%, 3/15/24	EUR	125	142,825
6.75%, 5/15/24		100	125,113
7.25%, 5/15/24 (e)(f)	USD	1,868	2,038,455
6.00%, 2/15/25 (e)		799	832,958
Bahia Sul Holdings GmbH, 5.75%, 7/14/26 (e)		600	620,700
Ball Corp., 5.00%, 3/15/22 (f)		303	323,831
BWAY Holding Co., Inc., 5.50%, 4/15/24 (e)		373	381,393
Crown European Holdings SA, 4.00%, 7/15/22	EUR	149	187,841
Flex Acquisition Co., Inc., 6.88%, 1/15/25 (e)	USD	33	34,568
JH-Holding Finance SA, (8.25% PIK), 8.25%, 12/01/22 (g)	EUR	200	244,890
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/20 (f)	USD	1,062	1,090,408
6.88%, 2/15/21		136	139,511
4.66%, 7/15/21 (d)(e)		1,060	1,081,200
5.13%, 7/15/23 (e)		175	182,000
7.00%, 7/15/24 (e)(f)		534	574,715
Sealed Air Corp.:
4.88%, 12/01/22 (e)		80	83,500
4.50%, 9/15/23	EUR	100	126,359
6.88%, 7/15/33 (e)	USD	44	48,400

Corporate Bonds		Par (000)	Value
Containers & Packaging (continued)
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 5/01/22 (e)(f)	USD	502	$523,335
Suzano Trading Ltd., 5.88%, 1/23/21 (e)		500	533,750
Verallia Packaging SASU, 5.13%, 8/01/22	EUR	100	119,637

			10,623,549
Diversified Consumer Services — 0.5%
APX Group, Inc.:
6.38%, 12/01/19	USD	47	48,488
8.75%, 12/01/20 (f)		312	323,310
7.88%, 12/01/22 (f)		325	355,027
GW Honos Security Corp., 8.75%, 5/15/25 (e)		87	89,610
Laureate Education, Inc., 8.25%, 5/01/25 (e)		114	119,985
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (e)(f)		1,870	2,044,546
Sotheby’s, 5.25%, 10/01/22 (e)		91	92,820
Tereos Finance Groupe I SA, 4.13%, 6/16/23	EUR	100	113,739

			3,187,525
Diversified Financial Services — 0.6%
Aircastle Ltd.:
6.25%, 12/01/19 (f)	USD	367	398,195
5.13%, 3/15/21		16	17,140
5.50%, 2/15/22		219	237,615
Arrow Global Finance PLC, 2.88%, 4/01/25 (d)	EUR	100	112,391
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25 (e)	USD	97	95,060
FBM Finance, Inc., 8.25%, 8/15/21 (e)		130	139,750
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	100	139,153
General Motors Financial Co., Inc., 4.38%, 9/25/21 (f)	USD	530	558,931
Jefferies Finance LLC/JFIN Co-Issuer Corp. (e)(f):
7.38%, 4/01/20		290	299,787
6.88%, 4/15/22		480	482,400
Mercury Bondco PLC (g):
(7.13% Cash or 7.88% PIK), 7.13%, 5/30/21	EUR	100	117,109
(8.25% Cash or 9.00% PIK), 8.25%, 5/30/21		200	236,353
Remote Escrow Finance Vehicle LLC, 10.50%, 6/01/22 (e)	USD	164	170,560

6	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 6/01/25 (e)	USD	189	$193,253
UniCredit SpA:
6.95%, 10/31/22	EUR	100	135,116
5.75%, 10/28/25 (d)		100	123,541
4.38%, 1/03/27 (d)		100	118,810
WMG Acquisition Corp., 4.13%, 11/01/24		100	119,356

			3,694,520
Diversified Telecommunication Services — 2.1%
CenturyLink, Inc.:
Series S, 6.45%, 6/15/21	USD	648	700,650
Series T, 5.80%, 3/15/22		255	266,794
Series U, 7.65%, 3/15/42		147	138,731
Series W, 6.75%, 12/01/23		275	293,906
Series Y, 7.50%, 4/01/24		188	205,860
Cincinnati Bell, Inc., 7.00%, 7/15/24 (e)		555	582,750
Consolidated Communications, Inc., 6.50%, 10/01/22		100	99,375
Frontier Communications Corp.:
8.13%, 10/01/18		264	279,180
7.13%, 3/15/19		190	200,925
8.50%, 4/15/20		425	450,500
8.88%, 9/15/20		91	96,801
6.25%, 9/15/21		35	32,813
7.13%, 1/15/23 (f)		170	147,262
7.63%, 4/15/24 (f)		326	273,840
6.88%, 1/15/25 (f)		1,168	939,516
Impera Holdings SA, (5.38% PIK), 5.38%, 9/15/22 (g)	EUR	117	136,308
Level 3 Financing, Inc.:
4.94%, 1/15/18 (d)	USD	411	412,027
5.38%, 8/15/22 (f)		240	247,200
5.13%, 5/01/23 (f)		295	306,986
5.38%, 1/15/24		392	410,867
5.38%, 5/01/25 (f)		346	363,622
5.25%, 3/15/26		461	479,297
OTE PLC, 3.50%, 7/09/20	EUR	100	115,143
SBA Communications Corp., 4.88%, 9/01/24 (e)	USD	263	266,813
SoftBank Group Corp., 4.75%, 7/30/25	EUR	122	155,572
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	130	139,627
6.00%, 9/30/34		745	787,599
7.20%, 7/18/36		202	232,300
7.72%, 6/04/38		21	25,200
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	37	56,519
Telecom Italia SpA, 5.88%, 5/19/23	GBP	100	148,891

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (f):
3.65%, 9/14/18	USD	3,855	$3,949,621
4.50%, 9/15/20		145	155,431
Windstream Corp., 7.75%, 10/01/21		26	25,155

			13,123,081
Electric Utilities — 1.0%
AES Corp., 4.88%, 5/15/23 (f)		270	274,387
Black Hills Corp., 3.15%, 1/15/27 (f)		305	297,293
Celeo Redes Operacion Chile SA, 5.20%, 6/22/47 (e)(f)		1,006	1,012,287
Enel Finance International NV, 3.63%, 5/25/27 (e)		900	890,327
Energuate Trust, 5.88%, 5/03/27 (e)		449	456,453
Exelon Corp., 3.40%, 4/15/26 (f)		140	140,582
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17 (f)		197	182,971
Orazul Energy Egenor S en C por A, 5.63%, 4/28/27 (e)		668	654,640
Pampa Energia SA, 7.50%, 1/24/27 (e)		663	699,465
Southern Co., 2.95%, 7/01/23 (f)		1,920	1,913,259
Talen Energy Supply LLC, 6.50%, 6/01/25		85	63,538
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. (a):
10.25%, 11/01/15		47	212
10.50%, 11/01/17		31	140
11.50%, 10/01/20 (b)(c)(e)		300	—

			6,585,554
Electrical Equipment — 0.0%
Areva SA, 4.88%, 9/23/24	EUR	100	120,850
Belden, Inc., 5.50%, 4/15/23		149	177,422

			298,272
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC/CDW Finance Corp.:
5.00%, 9/01/23	USD	72	74,340
5.50%, 12/01/24 (f)		408	440,640
5.00%, 9/01/25		107	110,210

			625,190
Energy Equipment & Services — 1.1%
Ensco PLC:
4.50%, 10/01/24 (f)		149	122,553
5.20%, 3/15/25		40	33,888

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017	7

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (continued)
Gates Global LLC/Gates Global Co.:
5.75%, 7/15/22	EUR	100	$115,098
6.00%, 7/15/22 (e)(f)	USD	759	773,269
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		30	30,450
6.75%, 8/01/22		195	201,094
Halliburton Co., 3.80%, 11/15/25 (f)		100	103,303
Noble Holding International Ltd., 4.63%, 3/01/21		12	10,800
Pattern Energy Group, Inc., 5.88%, 2/01/24 (e)		138	144,210
Pioneer Energy Services Corp., 6.13%, 3/15/22		275	239,250
Precision Drilling Corp.:
6.50%, 12/15/21		100	101,250
5.25%, 11/15/24		134	123,950
Transocean, Inc.:
4.50%, 10/15/17 (f)		414	418,916
6.00%, 3/15/18 (f)		850	871,250
7.38%, 4/15/18		30	31,050
5.80%, 10/15/22		370	345,950
9.00%, 7/15/23 (e)		1,269	1,326,105
6.80%, 3/15/38		176	136,840
Trinidad Drilling Ltd., 6.63%, 2/15/25 (e)		365	363,175
Weatherford International Ltd.:
7.75%, 6/15/21		465	490,752
8.25%, 6/15/23		290	307,400
9.88%, 2/15/24 (e)		326	366,750

			6,657,303
Environmental, Maintenance, & Security Service — 0.1%
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	100	112,948
Tervita Escrow Corp., 7.63%, 12/01/21 (e)(f)	USD	642	654,038

			766,986
Food & Staples Retailing — 0.4%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC (e):
6.63%, 6/15/24		226	233,910
5.75%, 3/15/25		224	222,880
B&M European Value Retail SA, 4.13%, 2/01/22	GBP	100	135,288
Casino Guichard Perrachon SA:
4.56%, 1/25/23	EUR	100	125,875
4.50%, 3/07/24		200	248,057
CVS Health Corp., 4.75%, 12/01/22 (f)	USD	165	181,684

Corporate Bonds		Par (000)	Value
Food & Staples Retailing (continued)
Dollar Tree, Inc.:
5.25%, 3/01/20	USD	58	$59,740
5.75%, 3/01/23 (f)		1,321	1,398,939
Rite Aid Corp., 7.70%, 2/15/27		45	47,700

			2,654,073
Food Products — 0.6%
Acosta, Inc., 7.75%, 10/01/22 (e)		357	301,665
Aramark Services, Inc., 5.13%, 1/15/24 (f)		478	504,290
Arcor SAIC, 6.00%, 7/06/23 (e)		403	433,225
B&G Foods, Inc., 5.25%, 4/01/25		143	148,005
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25 (e)		316	332,337
Clearwater Seafoods, Inc., 6.88%, 5/01/25 (e)		75	78,375
JBS USA LLC/JBS USA Finance, Inc. (e):
7.25%, 6/01/21		40	39,900
5.88%, 7/15/24		140	136,500
5.75%, 6/15/25		487	472,694
Marfrig Holdings Europe BV, 8.00%, 6/08/23 (e)(f)		205	212,585
Minerva Luxembourg SA, 6.50%, 9/20/26 (e)		244	241,865
Post Holdings, Inc. (e):
5.50%, 3/01/25		104	108,940
5.00%, 8/15/26		235	236,469
TreeHouse Foods, Inc., 6.00%, 2/15/24 (e)(f)		383	408,853
WhiteWave Foods Co., 5.38%, 10/01/22		168	189,289

			3,844,992
Health Care Equipment & Supplies — 0.6%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (e)(f)		877	835,342
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (e)(f)		1,116	1,037,880
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24 (e)		115	121,326
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19		235	237,938
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (e):
4.88%, 4/15/20 (f)		284	284,000
5.75%, 8/01/22		330	326,081
5.63%, 10/15/23		90	86,400
5.50%, 4/15/25		57	52,298
Teleflex, Inc.:
3.88%, 8/01/17 (i)		75	244,641
5.25%, 6/15/24		250	258,750

8	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc. (continued):
4.88%, 6/01/26	USD	56	$57,400
Thermo Fisher Scientific, Inc., 3.00%, 4/15/23 (f)		305	309,926

			3,851,982
Health Care Providers & Services — 3.2%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		105	107,100
5.63%, 2/15/23		262	272,153
6.50%, 3/01/24		61	65,118
Aetna, Inc., 2.80%, 6/15/23 (f)		340	340,608
Alere, Inc., 6.38%, 7/01/23 (e)(f)		328	354,650
Amsurg Corp., 5.63%, 7/15/22 (f)		618	644,960
Centene Corp.:
5.63%, 2/15/21		359	374,932
4.75%, 5/15/22 (f)		314	327,502
6.13%, 2/15/24		37	40,203
4.75%, 1/15/25		430	443,975
CHS/Community Health Systems, Inc.:
8.00%, 11/15/19		154	154,770
7.13%, 7/15/20		343	337,855
5.13%, 8/01/21		1,035	1,047,937
6.88%, 2/01/22 (f)		380	337,725
6.25%, 3/31/23		588	609,609
DaVita, Inc., 5.13%, 7/15/24 (f)		530	539,275
Eagle Holding Co. II LLC, (7.63% Cash or 8.38% PIK), 7.63%, 5/15/22 (e)(g)		258	266,135
Envision Healthcare Corp., 5.13%, 7/01/22 (e)		165	169,125
HCA, Inc.:
6.50%, 2/15/20 (f)		911	1,000,961
7.50%, 2/15/22 (f)		342	394,155
5.88%, 3/15/22 (f)		57	63,270
4.75%, 5/01/23		38	40,533
5.88%, 5/01/23		70	76,432
5.00%, 3/15/24 (f)		900	964,260
5.38%, 2/01/25 (f)		936	983,970
5.25%, 4/15/25 (f)		1,053	1,149,750
5.88%, 2/15/26 (f)		426	462,742
5.25%, 6/15/26 (f)		268	291,128
4.50%, 2/15/27		308	316,870
HealthSouth Corp.:
5.75%, 11/01/24 (f)		80	82,600
5.75%, 9/15/25		102	106,080
Hologic, Inc.:
5.25%, 7/15/22 (e)(f)		439	460,950
Series 2012, 2.00%, 3/01/42 (j)		274	388,566
MEDNAX, Inc., 5.25%, 12/01/23 (e)(f)		201	204,015

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
Molina Healthcare, Inc., 4.88%, 6/15/25 (e)(h)	USD	108	$108,810
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (e)		737	787,632
New Amethyst Corp., 6.25%, 12/01/24 (e)		392	419,440
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (e)		341	364,870
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (e)		104	107,120
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (e)		71	75,881
Tenet Healthcare Corp.:
6.25%, 11/01/18 (f)		92	97,060
4.75%, 6/01/20 (f)		520	537,550
4.63%, 6/15/20 (d)(f)		805	811,037
6.00%, 10/01/20		241	258,171
4.50%, 4/01/21		105	107,762
8.13%, 4/01/22		216	227,880
6.75%, 6/15/23 (f)		1,011	1,005,773
UnitedHealth Group, Inc., 3.75%, 7/15/25 (f)		1,470	1,555,786
Vizient, Inc., 10.38%, 3/01/24 (e)		75	86,438
WellCare Health Plans, Inc., 5.25%, 4/01/25		85	89,569

			20,060,693
Health Care Technology — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 3/01/25 (e)		238	244,545
Quintiles IMS, Inc., 3.25%, 3/15/25 (e)	EUR	100	115,424

			359,969
Hotels, Restaurants & Leisure — 4.0%
Burger King France SAS, 5.25%, 5/01/23 (d)		100	116,053
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20 (f)	USD	2,225	2,305,656
Cemex Finance LLC, 9.38%, 10/12/22 (e)		330	352,440
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21	EUR	100	116,590
Eldorado Resorts, Inc., 6.00%, 4/01/25 (e)	USD	86	90,408
ESH Hospitality, Inc., 5.25%, 5/01/25 (e)(f)		130	132,839
GLP Capital LP/GLP Financing II, Inc., 5.38%, 4/15/26		95	102,838

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017	9

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
International Game Technology PLC, 4.75%, 2/15/23	EUR	125	$153,761
Jacobs Entertainment, Inc., 7.88%, 2/01/24 (e)	USD	143	150,865
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (e):
5.00%, 6/01/24		35	36,411
5.25%, 6/01/26		152	159,486
McDonald’s Corp., 3.70%, 1/30/26 (f)		405	422,237
Melco Resorts Finance Ltd., 4.88%, 6/06/25 (e)(h)		375	376,626
MGM Resorts International:
5.25%, 3/31/20 (f)		442	470,438
6.75%, 10/01/20 (f)		375	416,719
6.63%, 12/15/21 (f)		960	1,077,600
7.75%, 3/15/22		60	70,350
4.63%, 9/01/26		128	128,160
New Red Finance, Inc. (e):
6.00%, 4/01/22 (f)		1,095	1,139,840
4.25%, 5/15/24		584	584,000
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	100	116,373
Punch Taverns Finance B Ltd., 7.37%, 9/30/21	GBP	56	79,835
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21 (f)	USD	630	644,175
Sabre GLBL, Inc. (e):
5.38%, 4/15/23		147	154,166
5.25%, 11/15/23		242	251,680
Scientific Games International, Inc.:
7.00%, 1/01/22 (e)(f)		773	825,177
10.00%, 12/01/22		853	928,704
Six Flags Entertainment Corp. (e):
4.88%, 7/31/24		446	448,788
5.50%, 4/15/27		146	150,380
Spirit Issuer PLC:
Series A1, 0.89%, 12/28/28 (d)	GBP	445	459,089
Series A2, 3.04%, 12/28/31 (d)		1,800	2,212,829
Series A5, 5.47%, 12/28/28		4,500	6,025,989
Series A6, 2.14%, 12/28/36 (d)		2,670	3,422,979
Station Casinos LLC, 7.50%, 3/01/21 (f)	USD	511	530,163
Thomas Cook Group PLC, 6.25%, 6/15/22	EUR	100	122,220
Unique Pub Finance Co. PLC, Series A4, 5.66%, 6/30/27	GBP	208	300,362

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc., 3.88%, 11/01/23	USD	98	$96,990

			25,173,216
Household Durables — 0.5%
AV Homes, Inc., 6.63%, 5/15/22 (e)		81	82,620
Berkline/Benchcraft LLC, 4.50%, 6/01/18 (a)(b)(c)		200	—
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (e)		259	266,122
CalAtlantic Group, Inc.:
8.38%, 1/15/21		134	157,832
5.38%, 10/01/22		6	6,435
5.25%, 6/01/26		41	42,128
Lennar Corp.:
4.50%, 11/15/19		370	385,262
4.75%, 4/01/21		26	27,430
4.13%, 1/15/22		118	120,950
4.75%, 11/15/22		33	34,449
4.88%, 12/15/23		122	127,490
4.75%, 5/30/25		260	267,384
Mattamy Group Corp., 6.88%, 12/15/23 (e)		103	104,288
Meritage Homes Corp., 5.13%, 6/06/27 (e)(h)		91	90,886
PulteGroup, Inc., 6.38%, 5/15/33 (f)		469	487,760
Standard Pacific Corp., 5.88%, 11/15/24		32	34,480
Tempur Sealy International, Inc., 5.50%, 6/15/26 (f)		406	407,705
TRI Pointe Group, Inc.:
4.38%, 6/15/19		110	112,750
4.88%, 7/01/21		190	197,600
5.88%, 6/15/24 (f)		170	178,075
William Lyon Homes, Inc., 5.88%, 1/31/25		95	98,088

			3,229,734
Household Products — 0.2%
ACCO Brands Corp., 5.25%, 12/15/24 (e)		85	87,763
Prestige Brands, Inc., 6.38%, 3/01/24 (e)		150	158,625
Spectrum Brands, Inc., 6.63%, 11/15/22 (f)		815	857,787

			1,104,175
Independent Power and Renewable Electricity Producers — 0.6%
Calpine Corp.:
6.00%, 1/15/22 (e)		33	34,361
5.38%, 1/15/23 (f)		164	160,841

10	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Calpine Corp. (continued):
5.88%, 1/15/24 (e)	USD	108	$111,510
Dynegy, Inc.:
6.75%, 11/01/19 (f)		550	565,813
7.38%, 11/01/22		324	319,140
5.88%, 6/01/23		35	32,944
7.63%, 11/01/24		35	33,950
Genneia SA, 8.75%, 1/20/22 (e)		425	454,665
NRG Energy, Inc.:
7.88%, 5/15/21 (f)		198	204,930
6.25%, 7/15/22		600	613,122
6.63%, 3/15/23		40	41,204
6.63%, 1/15/27		597	586,552
NRG Yield Operating LLC, 5.38%, 8/15/24 (f)		135	139,388
QEP Resources, Inc., 5.38%, 10/01/22 (f)		378	369,495
TerraForm Power Operating LLC, 6.38%, 2/01/23 (e)(j)		188	194,580

			3,862,495
Industrial Conglomerates — 0.1%
Vertiv Group Corp, 9.25%, 10/15/24 (e)		422	455,760
Insurance — 1.5%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (f)		360	368,742
American International Group, Inc., 3.75%, 7/10/25 (f)		2,705	2,778,408
Aon PLC, 3.88%, 12/15/25 (f)		1,115	1,157,518
Assicurazioni Generali SpA (d):
7.75%, 12/12/42	EUR	100	137,329
5.50%, 10/27/47		100	122,012
Forethought Financial Group, Inc., 8.63%, 4/15/21 (e)(f)	USD	750	859,098
Groupama SA, 6.00%, 1/23/27	EUR	100	132,286
HUB International Ltd., 7.88%, 10/01/21 (e)(f)	USD	948	990,660
Lincoln National Corp., 3.35%, 3/09/25 (f)		845	849,804
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (d)	EUR	400	537,361
Old Mutual PLC, 8.00%, 6/03/21	GBP	100	149,707
Radian Group, Inc., 5.25%, 6/15/20 (f)	USD	355	376,300
USIS Merger Sub, Inc., 6.88%, 5/01/25 (e)		115	116,438
Wayne Merger Sub LLC, 8.25%, 8/01/23 (e)(f)		545	576,338

			9,152,001

Corporate Bonds		Par (000)	Value
Internet Software & Services — 0.3%
Equinix, Inc., 5.88%, 1/15/26 (f)	USD	568	$617,524
Netflix, Inc.:
4.38%, 11/15/26 (e)(f)		780	781,014
3.63%, 5/15/27	EUR	100	115,171
Symantec Corp., 5.00%, 4/15/25 (e)	USD	283	293,613

			1,807,322
IT Services — 0.7%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (e)(f)		404	425,210
First Data Corp. (e)(f):
7.00%, 12/01/23		1,190	1,285,200
5.75%, 1/15/24		2,100	2,218,125
Gartner, Inc., 5.13%, 4/01/25 (e)		174	181,830
Millennium Corp., 0.00%, 12/31/49 (a)		1,779	—
WEX, Inc., 4.75%, 2/01/23 (e)		220	218,900

			4,329,265
Machinery — 0.2%
EnPro Industries, Inc., 5.88%, 9/15/22 (e)		111	115,995
Navistar International Corp., 8.25%, 11/01/21		45	45,534
SPX FLOW, Inc. (e):
5.63%, 8/15/24		292	299,300
5.88%, 8/15/26		157	162,200
Terex Corp., 5.63%, 2/01/25 (e)(f)		399	408,975

			1,032,004
Media — 7.2%
Adria Bidco BV, 7.88%, 11/15/20	EUR	100	117,010
Altice Financing SA (e):
6.63%, 2/15/23	USD	575	611,800
7.50%, 5/15/26 (f)		1,284	1,414,005
Altice Finco SA, 8.13%, 1/15/24 (e)		200	217,500
Altice Luxembourg SA:
7.75%, 5/15/22 (e)(f)		465	494,063
6.25%, 2/15/25	EUR	100	123,664
Altice US Finance I Corp. (e)(f):
5.38%, 7/15/23	USD	946	987,387
5.50%, 5/15/26		439	459,853
AMC Entertainment Holdings, Inc., 6.38%, 11/15/24	GBP	100	138,624
AMC Networks, Inc.:
4.75%, 12/15/22	USD	353	362,266
5.00%, 4/01/24 (f)		267	271,002
Cablevision SA, 6.50%, 6/15/21 (e)		335	355,770
Cablevision Systems Corp.:
8.63%, 9/15/17		51	51,893
7.75%, 4/15/18 (f)		464	483,572

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017	11

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Media (continued)
Cablevision Systems Corp. (continued):
8.00%, 4/15/20	USD	125	$140,313
CBS Radio, Inc., 7.25%, 11/01/24 (e)		96	101,280
CCO Holdings LLC/CCO Holdings Capital Corp. (f):
5.25%, 9/30/22		380	394,014
5.13%, 2/15/23		270	281,502
5.13%, 5/01/23 (e)		561	590,105
5.13%, 5/01/27 (e)		1,778	1,821,339
5.88%, 5/01/27 (e)		315	335,475
Cequel Communications Holdings I LLC/Cequel Capital Corp. (e):
6.38%, 9/15/20		105	107,625
5.13%, 12/15/21		187	190,740
5.13%, 12/15/21 (f)		640	653,203
7.75%, 7/15/25 (f)		1,276	1,419,550
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 7/23/25 (f)		2,425	2,632,034
Clear Channel International BV, 8.75%, 12/15/20 (e)(f)		425	450,500
Clear Channel Worldwide Holdings, Inc. (f):
6.50%, 11/15/22		2,044	2,096,526
Series B, 7.63%, 3/15/20		1,468	1,475,340
Columbus Cable Barbados Ltd., 7.38%, 3/30/21 (e)(f)		686	730,933
CSC Holdings LLC (f):
10.13%, 1/15/23 (e)		1,210	1,408,888
5.25%, 6/01/24		550	561,687
6.63%, 10/15/25 (e)		235	258,888
10.88%, 10/15/25 (e)		1,282	1,560,835
Discovery Communications LLC (f):
3.25%, 4/01/23		1,490	1,470,827
3.45%, 3/15/25		170	164,404
DISH DBS Corp.:
5.88%, 7/15/22		626	668,255
5.00%, 3/15/23		205	210,703
5.88%, 11/15/24		103	109,695
7.75%, 7/01/26 (f)		867	1,018,725
DISH Network Corp., 3.38%, 8/15/26 (e)(i)		274	333,081
eircom Finance DAC, 4.50%, 5/31/22	EUR	100	118,085
GTT Communications, Inc., 7.88%, 12/31/24 (e)	USD	115	123,050
Hughes Satellite Systems Corp.:
7.63%, 6/15/21		93	105,555
5.25%, 8/01/26 (f)		483	496,886
6.63%, 8/01/26		98	103,880

Corporate Bonds		Par (000)	Value
Media (continued)
iHeartCommunications, Inc.:
9.00%, 12/15/19	USD	380	$300,911
9.00%, 9/15/22		755	553,037
10.63%, 3/15/23		944	696,200
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		501	479,708
7.25%, 10/15/20		296	266,400
5.50%, 8/01/23 (f)		416	342,160
LG Finance Co. Corp., 5.88%, 11/01/24 (e)		85	88,613
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 5/15/24 (e)		91	88,725
MDC Partners, Inc., 6.50%, 5/01/24 (e)		369	371,768
Midcontinent Communications/Midcontinent Finance Corp. (e):
6.25%, 8/01/21		245	253,575
6.88%, 8/15/23		112	120,820
Nexstar Broadcasting, Inc., 5.63%, 8/01/24 (e)		133	133,998
Numericable Group SA, 5.38%, 5/15/22	EUR	110	128,894
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 2/15/22	USD	300	312,000
SFR Group SA (e):
6.00%, 5/15/22 (f)		370	387,113
6.25%, 5/15/24		1,400	1,470,000
7.38%, 5/01/26 (f)		2,493	2,697,102
Sirius XM Radio, Inc. (e):
5.75%, 8/01/21 (f)		424	438,840
4.63%, 5/15/23		25	25,391
Sterling Entertainment Corp., 9.75%, 12/15/19 (a)		1,175	1,163,250
TEGNA, Inc.:
5.13%, 10/15/19		197	201,679
5.50%, 9/15/24 (e)		53	54,855
Telesat Canada/Telesat LLC, 8.88%, 11/15/24 (e)		422	472,640
Tribune Media Co., 5.88%, 7/15/22 (f)		269	283,459
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.63%, 4/15/23	EUR	80	95,600
4.00%, 1/15/25		136	161,560
5.00%, 1/15/25 (e)	USD	200	207,250
Univision Communications, Inc. (e)(f):
5.13%, 5/15/23		336	338,308
5.13%, 2/15/25		276	272,550

12	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Media (continued)
UPCB Finance IV Ltd., 4.00%, 1/15/27	EUR	100	$117,830
Videotron Ltd./Videotron Ltee, 5.13%, 4/15/27 (e)	USD	240	248,400
Virgin Media Finance PLC, 5.75%, 1/15/25 (e)(f)		655	669,737
Virgin Media Secured Finance PLC:
5.13%, 1/15/25	GBP	100	137,123
5.50%, 1/15/25		180	246,416
5.25%, 1/15/26 (e)(f)	USD	555	564,712
5.50%, 8/15/26 (e)(f)		200	206,000
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (e)(f)		790	821,600
Wind Acquisition Finance SA, 7.38%, 4/23/21 (e)(f)		925	963,850
Ziggo Bond Finance BV:
4.63%, 1/15/25	EUR	137	163,902
5.88%, 1/15/25 (e)(f)	USD	470	480,575

			45,248,883
Metal Fabricating — 0.0%
Park-Ohio Industries, Inc., 6.63%, 4/15/27 (e)		49	51,144
Metals & Mining — 3.8%
Alcoa, Inc.:
5.87%, 2/23/22 (f)		630	688,275
5.13%, 10/01/24 (f)		498	529,374
5.90%, 2/01/27		105	114,713
5.95%, 2/01/37		50	51,500
Anglo American Capital PLC:
4.45%, 9/27/20 (e)		206	214,240
4.13%, 4/15/21 (e)(f)		200	205,780
3.50%, 3/28/22	EUR	100	122,230
4.88%, 5/14/25 (e)(f)	USD	400	414,772
ArcelorMittal:
7.50%, 10/15/39		94	105,261
7.25%, 3/01/41		323	356,915
Cliffs Natural Resources, Inc., 8.25%, 3/31/20 (e)		178	195,800
Constellium NV (e):
8.00%, 1/15/23		677	697,310
6.63%, 3/01/25		1,491	1,438,815
First Quantum Minerals Ltd. (e):
7.00%, 2/15/21 (f)		383	401,116
7.25%, 5/15/22 (f)		356	366,680
7.50%, 4/01/25		534	537,671
FMG Resources August 2006 Property Ltd., 9.75%, 3/01/22 (e)		189	216,523
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		286	285,285
2.38%, 3/15/18		2,781	2,778,219

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Freeport-McMoRan, Inc. (continued):
3.10%, 3/15/20	USD	1,540	$1,515,499
4.00%, 11/14/21		240	234,288
3.55%, 3/01/22		465	434,775
3.88%, 3/15/23		1,528	1,420,123
5.40%, 11/14/34		126	111,510
5.45%, 3/15/43		1,197	1,012,207
Grinding Media, Inc./MC Grinding Media Canada, Inc., 7.38%, 12/15/23 (e)		440	474,650
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (e)		172	195,220
Kaiser Aluminum Corp., 5.88%, 5/15/24		112	118,160
Kinross Gold Corp.:
5.95%, 3/15/24		40	43,700
6.88%, 9/01/41		65	68,250
Novelis Corp. (e)(f):
6.25%, 8/15/24		1,088	1,146,317
5.88%, 9/30/26		988	1,022,580
Nyrstar Netherlands Holdings BV, 6.88%, 3/15/24	EUR	100	115,975
Peabody Energy Corp. (e):
6.00%, 3/31/22	USD	64	64,320
6.38%, 3/31/25		102	102,000
Steel Dynamics, Inc.:
5.13%, 10/01/21 (f)		645	665,156
6.38%, 8/15/22 (f)		555	575,257
5.25%, 4/15/23 (f)		200	206,750
5.50%, 10/01/24		56	59,290
5.00%, 12/15/26		15	15,263
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25 (e)		225	220,923
Teck Resources Ltd.:
4.50%, 1/15/21		456	476,520
3.75%, 2/01/23		1,077	1,059,499
8.50%, 6/01/24 (e)		380	438,900
6.13%, 10/01/35		91	94,640
6.00%, 8/15/40 (f)		588	596,820
5.20%, 3/01/42 (f)		563	523,590
5.40%, 2/01/43		279	260,865
ThyssenKrupp AG, 1.38%, 3/03/22	EUR	75	83,887
United States Steel Corp., 8.38%, 7/01/21 (e)	USD	320	351,200
VM Holdings SA, 5.38%, 5/04/27 (e)		668	661,988

			24,090,601

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017	13

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Multi-Utilities — 0.3%
Brooklyn Union Gas Co., 3.41%, 3/10/26 (e)(f)	USD	1,475	$1,508,869
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.13%, 7/15/19		120	120,300
6.88%, 10/15/21		209	211,612
7.50%, 11/01/23 (e)		240	243,000

			2,083,781
Multiline Retail — 0.0%
Neiman Marcus Group Ltd., 8.00%, 10/15/21 (e)(f)		332	171,810
Oil, Gas & Consumable Fuels — 6.8%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24 (e)		117	122,558
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 9/15/24 (e)		55	56,306
Antero Resources Corp.:
5.13%, 12/01/22		76	76,855
5.63%, 6/01/23		74	75,850
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 4/01/22 (e)		291	298,275
California Resources Corp., 8.00%, 12/15/22 (e)(f)		153	114,559
Callon Petroleum Co.:
6.13%, 10/01/24		209	216,315
6.13%, 10/01/24 (e)		91	94,185
Cheniere Corpus Christi Holdings LLC:
7.00%, 6/30/24 (f)		873	977,760
5.88%, 3/31/25		461	494,999
5.13%, 6/30/27 (e)		520	527,150
Chesapeake Energy Corp.:
6.88%, 11/15/20		215	222,525
8.00%, 12/15/22 (e)(f)		558	603,337
8.00%, 1/15/25 (e)(f)		374	372,130
8.00%, 6/15/27 (e)(h)		241	236,180
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 7/20/23 (e)		48	49,993
Citgo Holding, Inc., 10.75%, 2/15/20 (e)		135	145,800
ConocoPhillips Co., 4.20%, 3/15/21 (f)		290	310,153
CONSOL Energy, Inc.:
5.88%, 4/15/22 (f)		3,647	3,596,854
8.00%, 4/01/23		19	20,021
Continental Resources, Inc.:
4.50%, 4/15/23		25	24,438
3.80%, 6/01/24 (f)		395	369,088

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc. (continued):
4.90%, 6/01/44	USD	290	$248,130
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 5/15/25 (e)		210	215,250
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/01/23		35	36,290
CrownRock LP/CrownRock Finance, Inc. (e):
7.13%, 4/15/21 (f)		875	901,250
7.75%, 2/15/23		145	153,700
DCP Midstream LLC (e):
4.75%, 9/30/21		80	81,200
6.45%, 11/03/36		197	209,805
6.75%, 9/15/37		237	256,552
Denbury Resources, Inc.:
9.00%, 5/15/21 (e)(f)		578	592,450
5.50%, 5/01/22		238	172,550
4.63%, 7/15/23		82	54,735
Diamondback Energy, Inc., 5.38%, 5/31/25 (e)		203	209,090
Eclipse Resources Corp., 8.88%, 7/15/23		70	70,525
Energy Transfer Equity LP (f):
7.50%, 10/15/20		703	785,602
5.88%, 1/15/24		452	482,510
5.50%, 6/01/27		390	410,475
Ensco Jersey Finance Ltd., 3.00%, 1/31/24 (e)(i)		247	208,097
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 5/01/20		334	305,610
8.00%, 11/29/24 (e)		256	264,320
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (e)		316	330,220
GNL Quintero SA:
4.63%, 7/31/29 (e)(f)		247	258,424
4.63%, 7/31/29		240	251,100
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 9/30/21 (e)(f)		822	844,605
Gulfport Energy Corp.:
6.63%, 5/01/23		74	74,555
6.38%, 5/15/25 (e)		87	86,348
Halcon Resources Corp., 6.75%, 2/15/25 (e)(f)		1,478	1,378,235
Hess Corp., 4.30%, 4/01/27		50	50,207
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (e)(f)		232	221,270
Matador Resources Co., 6.88%, 4/15/23		866	909,300

14	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
MEG Energy Corp. (e):
6.38%, 1/30/23	USD	30	$25,725
7.00%, 3/31/24 (f)		707	611,555
6.50%, 1/15/25 (f)		1,221	1,193,527
Murphy Oil Corp.:
6.88%, 8/15/24 (f)		260	272,350
6.13%, 12/01/42		67	63,818
Nabors Industries, Inc., 0.75%, 1/15/24 (e)(i)		399	327,180
Newfield Exploration Co., 5.63%, 7/01/24		111	117,660
NGPL PipeCo LLC (e)(f):
7.12%, 12/15/17		820	838,450
7.77%, 12/15/37		555	659,062
Noble Holding International Ltd., 7.75%, 1/15/24 (f)		510	449,917
Oasis Petroleum, Inc.:
6.50%, 11/01/21		169	171,535
2.63%, 9/15/23 (i)		220	239,662
ONEOK, Inc.:
7.50%, 9/01/23		315	375,441
6.00%, 6/15/35		35	37,100
Paramount Resources Ltd., 6.88%, 6/30/23 (e)		530	560,475
Parker Drilling Co.:
7.50%, 8/01/20		247	228,784
6.75%, 7/15/22		156	134,160
Parsley Energy LLC/Parsley Finance Corp. (e):
6.25%, 6/01/24		73	77,015
5.38%, 1/15/25		316	319,950
5.25%, 8/15/25		77	77,578
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/25 (e)		212	209,350
Petrobras Argentina SA, 7.38%, 7/21/23 (e)(f)		767	809,599
Petrobras Global Finance BV:
4.88%, 3/17/20		332	337,810
6.13%, 1/17/22		335	348,567
8.75%, 5/23/26		87	101,246
7.38%, 1/17/27		354	379,417
Petrobras International Finance Co., 5.75%, 1/20/20		332	344,865
Petroleos Mexicanos:
5.38%, 3/13/22 (e)		39	41,542
4.63%, 9/21/23		265	270,141
Precision Drilling Corp., 7.75%, 12/15/23 (e)		75	77,438
Range Resources Corp. (e):
5.88%, 7/01/22 (f)		330	337,425
5.00%, 3/15/23		155	151,125
Resolute Energy Corp.:
8.50%, 5/01/20		237	241,147
8.50%, 5/01/20 (e)		175	178,062

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC (e):
6.85%, 7/15/18	USD	183	$191,692
6.00%, 1/15/19		20	20,988
5.63%, 4/15/20 (f)		550	585,750
6.88%, 4/15/40 (f)		440	477,400
Rowan Cos., Inc.:
4.88%, 6/01/22		70	66,413
7.38%, 6/15/25 (f)		755	739,900
RSP Permian, Inc.:
6.63%, 10/01/22		291	306,641
5.25%, 1/15/25 (e)		151	152,888
Sanchez Energy Corp.:
7.75%, 6/15/21		50	47,125
6.13%, 1/15/23 (f)		1,710	1,504,800
SESI LLC:
6.38%, 5/01/19		90	88,650
7.13%, 12/15/21		85	84,788
Seven Generations Energy Ltd., 8.25%, 5/15/20 (e)(f)		119	124,355
SM Energy Co.:
6.50%, 11/15/21		100	101,000
6.13%, 11/15/22 (f)		18	17,809
5.00%, 1/15/24		5	4,625
5.63%, 6/01/25 (f)		425	399,368
6.75%, 9/15/26		139	136,220
Southwestern Energy Co., 5.80%, 1/23/20		1,087	1,103,305
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26 (f)		235	235,385
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (e):
5.50%, 9/15/24 (f)		412	418,180
5.13%, 2/01/25		114	117,990
5.38%, 2/01/27		79	82,358
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.38%, 8/01/22		85	87,763
5.25%, 5/01/23		15	15,469
Tesoro Corp. (e)(f):
4.75%, 12/15/23		443	466,257
5.13%, 12/15/26		718	768,260
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.88%, 10/01/20 (f)		138	141,450
6.13%, 10/15/21		39	40,682
6.25%, 10/15/22		70	74,900
Tullow Oil PLC, 6.25%, 4/15/22 (e)		200	187,500
Ultra Resources, Inc., 6.88%, 4/15/22 (e)		60	60,525
Weatherford International LLC, 6.80%, 6/15/37		27	25,110

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017	15

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Weatherford International Ltd.:
6.50%, 8/01/36	USD	240	$221,909
7.00%, 3/15/38		74	69,190
5.95%, 4/15/42		263	225,522
Whiting Petroleum Corp.:
5.00%, 3/15/19		713	711,217
5.75%, 3/15/21		27	26,487
WildHorse Resource Development Corp., 6.88%, 2/01/25 (e)(f)		196	190,120
Williams Cos., Inc.:
4.55%, 6/24/24		67	68,843
5.75%, 6/24/44 (f)		819	854,315
WPX Energy, Inc.:
7.50%, 8/01/20		70	73,850
6.00%, 1/15/22		171	172,710
8.25%, 8/01/23		90	98,550
5.25%, 9/15/24		105	101,850
YPF SA (e):
8.88%, 12/19/18 (f)		1,295	1,400,672
8.50%, 3/23/21		168	188,950

			42,956,145
Paper & Forest Products — 0.0%
Mercer International, Inc., 6.50%, 2/01/24 (e)		113	117,520
Pharmaceuticals — 2.0%
AbbVie, Inc., 3.60%, 5/14/25 (f)		695	711,370
Actavis Funding SCS, 3.45%, 3/15/22 (f)		2,460	2,550,978
Endo Finance LLC/Endo Finco, Inc. (e):
7.25%, 1/15/22		121	120,698
5.38%, 1/15/23		65	58,988
6.00%, 7/15/23 (f)		233	214,651
5.88%, 10/15/24		205	211,919
Ephios Bondco PLC, 6.25%, 7/01/22	EUR	100	122,024
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24 (e)	USD	401	436,589
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (e)(f)		1,179	1,246,792
NBTY, Inc., 7.63%, 5/15/21 (e)(f)		489	511,005
Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23 (f)		1,500	1,486,027
Tennessee Merger Sub, Inc., 6.38%, 2/01/25 (e)(f)		725	704,156
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23 (f)		775	753,411

Corporate Bonds		Par (000)	Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc. (e):
6.75%, 8/15/18 (f)	USD	304	$306,470
7.00%, 10/01/20		125	119,375
6.38%, 10/15/20		496	466,240
7.50%, 7/15/21		180	166,838
6.75%, 8/15/21		112	100,240
5.63%, 12/01/21		442	379,015
6.50%, 3/15/22		655	687,619
5.50%, 3/01/23		16	12,923
5.88%, 5/15/23		506	412,074
7.00%, 3/15/24		476	503,375
6.13%, 4/15/25		673	541,765

			12,824,542
Real Estate — 0.0%
Prologis LP, 3.75%, 11/01/25 (f)		255	267,379
Real Estate Investment Trusts (REITs) — 1.5%
AvalonBay Communities, Inc., 3.45%, 6/01/25 (f)		1,245	1,273,257
ERP Operating LP, 3.38%, 6/01/25 (f)		1,015	1,024,618
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (e)		179	180,790
iStar, Inc., 6.00%, 4/01/22		100	101,750
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 5/01/24 (f)		1,462	1,577,132
4.50%, 9/01/26		396	396,000
MPT Operating Partnership LP/MPT Finance Corp., 3.33%, 3/24/25	EUR	100	115,482
NH Hotel Group SA, 3.75%, 10/01/23		129	152,158
Starwood Property Trust, Inc., 5.00%, 12/15/21 (e)	USD	234	243,945
Trust F/1401, 6.95%, 1/30/44		330	344,850
TVL Finance PLC, 5.20%, 5/15/23 (d)	GBP	100	130,134
Ventas Realty LP, 4.13%, 1/15/26 (f)	USD	650	673,596
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21 (f)		1,300	1,398,375
Wyndham Worldwide Corp., 4.15%, 4/01/24 (f)		1,500	1,547,640

			9,159,727
Real Estate Management & Development — 0.3%
Aroundtown Property Holdings PLC, 1.50%, 1/18/21 (i)	EUR	100	123,692
The Howard Hughes Corp., 5.38%, 3/15/25 (e)	USD	149	153,656

16	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Real Estate Management & Development (continued)
Realogy Group LLC/Realogy Co-Issuer Corp. (e):
4.50%, 4/15/19 (f)	USD	301	$312,288
5.25%, 12/01/21		58	60,900
4.88%, 6/01/23 (f)		943	950,072
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (e)		220	223,850

			1,824,458
Road & Rail — 1.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (e)(f):
5.13%, 6/01/22		115	111,694
5.25%, 3/15/25		620	573,112
Avis Budget Finance PLC:
4.13%, 11/15/24	EUR	100	108,403
4.50%, 5/15/25		100	108,403
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (e)(f)	USD	701	722,030
Herc Rentals, Inc. (e):
7.50%, 6/01/22		158	167,875
7.75%, 6/01/24		136	145,180
Hertz Corp.:
6.75%, 4/15/19 (f)		285	285,884
7.38%, 1/15/21		250	235,781
7.63%, 6/01/22 (e)		385	385,000
Hertz Holdings Netherlands BV, 4.13%, 10/15/21	EUR	100	106,128
Lima Metro Line 2 Finance Ltd., 5.88%, 7/05/34 (e)(f)	USD	3,000	3,195,000
Loxam SAS, 3.50%, 5/03/23	EUR	100	117,353
United Rentals North America, Inc., 6.13%, 6/15/23	USD	54	56,998
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (e)		319	330,963

			6,649,804
Semiconductors & Semiconductor Equipment — 1.5%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		73	80,574
Analog Devices, Inc. (f):
3.90%, 12/15/25		375	392,228
3.50%, 12/05/26		275	278,577
Applied Materials, Inc., 3.90%, 10/01/25 (f)		285	305,634
Broadcom Corp./Broadcom Cayman Finance Ltd. (e)(f):
3.00%, 1/15/22		1,250	1,259,824
3.63%, 1/15/24		1,515	1,542,997
Microchip Technology, Inc., 2.13%, 12/15/37		60	211,388
Micron Technology, Inc.:
5.25%, 8/01/23 (e)		306	314,415
5.50%, 2/01/25		10	10,431

Corporate Bonds	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc. (continued):
Series G, 3.00%, 11/15/43 (i) USD	720	$824,850
Microsemi Corp., 9.13%, 4/15/23 (e)	20	23,050
NXP BV/NXP Funding LLC (e):
4.13%, 6/15/20 (f)	834	877,785
4.13%, 6/01/21	200	211,000
3.88%, 9/01/22	200	208,750
4.63%, 6/01/23 (f)	425	459,000
QUALCOMM, Inc., 3.45%, 5/20/25 (f)	1,570	1,619,877
Sensata Technologies BV (e):
5.63%, 11/01/24	179	192,649
5.00%, 10/01/25 (f)	332	344,656

		9,157,685
Software — 1.8%
ACI Worldwide, Inc., 6.38%, 8/15/20 (e)(f)	360	369,225
BMC Software Finance, Inc., 8.13%, 7/15/21 (e)(f)	1,763	1,800,552
CA, Inc., 3.60%, 8/15/22 (f)	555	574,556
Ensemble S Merger Sub, Inc., 9.00%, 9/30/23 (e)(f)	303	315,877
Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24 (e)	175	196,000
Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.63%, 11/15/24 (e)	472	503,124
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (e)	46	44,160
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 5/01/21 (e)(f)(g)	545	562,712
Infor US, Inc., 6.50%, 5/15/22 (f)	1,153	1,200,561
Informatica LLC, 7.13%, 7/15/23 (e)	253	254,898
JDA Escrow LLC/JDA Bond Finance, Inc., 7.38%, 10/15/24 (e)	368	381,800
Nuance Communications, Inc. (e):
5.38%, 8/15/20 (f)	36	36,675
6.00%, 7/01/24	160	170,000
5.63%, 12/15/26	102	107,355
PTC, Inc., 6.00%, 5/15/24	106	112,956
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (e)(f)	1,217	1,393,465
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23 (f)	600	641,175

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017	17

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Software (continued)
TIBCO Software, Inc., 11.38%, 12/01/21 (e)	USD	842	$930,410
Veritas US, Inc./Veritas Bermuda Ltd.:
7.50%, 2/01/23 (e)		400	428,000
7.50%, 2/01/23	EUR	100	120,198
10.50%, 2/01/24 (e)(f)	USD	800	866,000

			11,009,699
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24 (f)		466	476,776
Group 1 Automotive, Inc., 5.00%, 6/01/22 (f)		155	157,325
JC Penney Corp., Inc.:
8.13%, 10/01/19		42	46,568
6.38%, 10/15/36		21	15,330
7.40%, 4/01/37		84	64,680
L Brands, Inc., 6.88%, 11/01/35 (f)		371	360,797
Penske Automotive Group, Inc., 5.50%, 5/15/26		32	31,920
PetSmart, Inc. (e):
5.88%, 6/01/25		133	133,499
8.88%, 6/01/25		41	40,385

			1,327,280
Technology Hardware, Storage & Peripherals — 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (e):
4.42%, 6/15/21 (f)		40	42,152
7.13%, 6/15/24		651	725,510
6.02%, 6/15/26 (f)		135	149,017
8.35%, 7/15/46 (f)		80	102,748
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (f)		375	396,733
Riverbed Technology, Inc., 8.88%, 3/01/23 (e)		165	165,413
Western Digital Corp.:
7.38%, 4/01/23 (e)(f)		459	502,375
10.50%, 4/01/24		248	290,656

			2,374,604
Textiles, Apparel & Luxury Goods — 0.0%
BiSoho SAS, 5.88%, 5/01/23	EUR	90	110,207
Levi Strauss & Co., 3.38%, 3/15/27		100	114,649

			224,856
Thrifts & Mortgage Finance — 0.1%
Jerrold Finco PLC, 6.25%, 9/15/21	GBP	100	135,957

Corporate Bonds		Par (000)	Value
Thrifts & Mortgage Finance (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 3/15/22 (e)	USD	355	$364,319
MGIC Investment Corp., 5.75%, 8/15/23		163	175,225

			675,501
Tobacco — 0.1%
Reynolds American, Inc., 3.25%, 6/12/20 (f)		396	409,971
Trading Companies & Distributors — 0.0%
Ashtead Capital, Inc., 5.63%, 10/01/24 (e)(f)		220	235,400
Transportation Infrastructure — 1.4%
CEVA Group PLC, 7.00%, 3/01/21 (e)		460	416,300
CMA CGM SA, 7.75%, 1/15/21	EUR	100	117,334
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 1/25/47 (e)	USD	231	248,325
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 3/15/18 (e)(f)		6,155	6,237,323
Rumo Luxembourg Sarl, 7.38%, 2/09/24 (e)		907	938,654
Transurban Finance Co. Property Ltd., 4.13%, 2/02/26 (e)(f)		435	454,084
WFS Global Holding SAS, 9.50%, 7/15/22	EUR	100	123,200

			8,535,220
Utilities — 0.4%
AES Panama SRL, 6.00%, 6/25/22 (e)	USD	250	260,000
ContourGlobal Power Holdings SA, 5.13%, 6/15/21	EUR	100	118,620
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 7/27/23 (e)	USD	831	912,870
Inkia Energy Ltd., 8.38%, 4/04/21 (e)		332	344,035
Stoneway Capital Corp., 10.00%, 3/01/27 (e)		999	1,058,660

			2,694,185
Wireless Telecommunication Services — 2.4%
Communications Sales & Leasing, Inc./CSL Capital LLC:
6.00%, 4/15/23 (e)		149	156,077
8.25%, 10/15/23 (f)		679	714,647
7.13%, 12/15/24 (e)		73	73,183

18	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
CyrusOne LP/CyrusOne Finance Corp. (e):
5.00%, 3/15/24 (f)	USD	315	$322,087
5.38%, 3/15/27		20	20,600
Digicel Group Ltd. (e):
8.25%, 9/30/20		268	254,131
7.13%, 4/01/22		267	233,959
Digicel Ltd., 6.00%, 4/15/21 (e)(f)		2,073	2,005,068
GEO Group, Inc.:
5.88%, 1/15/22		50	52,000
5.13%, 4/01/23		357	358,785
6.00%, 4/15/26		64	66,240
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	100	115,845
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25 (e)	USD	361	369,122
Rogers Communications, Inc., 5.00%, 3/15/44 (f)		545	608,293
Sprint Capital Corp.:
6.90%, 5/01/19		135	145,631
6.88%, 11/15/28 (f)		1,249	1,384,829
Sprint Communications, Inc.:
9.00%, 11/15/18 (e)(f)		586	643,135
7.00%, 3/01/20 (e)		455	505,050
7.00%, 8/15/20		125	138,125
Sprint Corp.:
7.25%, 9/15/21		105	119,208
7.88%, 9/15/23 (f)		1,235	1,426,425
7.13%, 6/15/24 (f)		2,163	2,433,105
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (e)(f)		520	526,984
T-Mobile USA, Inc.:
6.13%, 1/15/22		75	79,031
4.00%, 4/15/22		197	204,155
6.00%, 3/01/23 (f)		304	323,365
6.84%, 4/28/23		55	58,850
6.50%, 1/15/24 (f)		535	579,271
6.38%, 3/01/25		14	15,173
5.13%, 4/15/25		201	209,565
5.38%, 4/15/27		120	127,800
Trilogy International Partners LLC/Trilogy International Finance, Inc., 8.88%, 5/01/22 (e)		104	108,940
Uniti Group, Inc./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, 12/15/24 (e)		153	154,147
Wind Acquisition Finance SA, 4.00%, 7/15/20	EUR	195	222,175

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
Xplornet Communications, Inc., (9.63% Cash or 10.63% PIK), 9.63%, 6/01/22 (e)(g)	USD	87	$90,480

			14,845,481
Total Corporate Bonds — 65.0%			408,518,057

Floating Rate Loan Interests (d)
Aerospace & Defense — 0.4%
Engility Corp. :
Term Loan B1, 4.29%, 8/12/20		109	110,042
Term Loan B2, 4.79%, 8/12/23		203	205,312
TransDigm, Inc. :
2015 Term Loan E, 4.04%, 5/14/22		633	634,013
2016 Extended Term Loan F, 4.04%, 6/09/23		1,040	1,041,737
Term Loan D, 4.15%, 6/04/21		333	334,391

			2,325,495
Air Freight & Logistics — 0.6%
Avolon TLB Borrower 1 (Luxembourg) Sarl, Term Loan B2, 3.76%, 3/20/22		2,786	2,820,815
CEVA Group PLC, Synthetic LOC, 6.50%, 3/19/21		213	187,600
CEVA Intercompany BV, Dutch Term Loan, 6.67%, 3/19/21		218	196,739
CEVA Logistics Canada ULC, Canadian Term Loan, 6.67%, 3/19/21		42	37,935
CEVA Logistics US Holdings, Inc., Term Loan, 6.67%, 3/19/21		288	259,744

			3,502,833
Airlines — 0.0%
Northwest Airlines, Inc., Term Loan, 2.65%, 9/10/18 (a)		207	203,667
Auto Components — 0.2%
Anchor Glass Container Corp. :
2016 1st Lien Term Loan, 4.25%, 12/07/23		165	165,675
2016 2nd Lien Term Loan, 8.81%, 12/07/24 (a)		175	177,625
Dayco Products LLC, 2017 Term Loan B, 6.18%, 5/08/23 (a)		315	315,000

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017	19

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)		Par (000)	Value
Auto Components (continued)
TKC Holdings, Inc., 2017 2nd Lien Term Loan, 8.50%, 2/01/24 (a)	USD	333	$334,665

			992,965
Automobiles — 0.2%
CH Hold Corp. :
1st Lien Term Loan, 4.00%, 2/01/24		370	372,423
2nd Lien Term Loan, 8.25%, 2/01/25		110	112,613
FCA US LLC, 2018 Term Loan B, 2.99%, 12/31/18		758	763,022

			1,248,058
Building Materials — 0.2%
Allied Universal HoldCo LLC, 2015 Term Loan, 4.79%, 7/28/22		660	663,535
USAGM HoldCo LLC, 2015 2nd Lien Term Loan, 9.67%, 7/28/23		290	293,445

			956,980
Building Products — 0.6%
Continental Building Products LLC, 2017 Term Loan B, 3.65%, 8/18/23 (a)		595	598,169
CPG International Inc., 2017 Term Loan, 4.90%, 5/03/24		635	636,021
GYP Holdings III Corp., 1st Lien Term Loan, 4.67%, 4/01/21		705	705,030
Jeld-Wen, Inc., 2017 Term Loan B, 4.15%, 7/01/22		513	518,695
Ply Gem Industries, Inc., Term Loan, 4.15%, 2/01/21		385	386,899
Wilsonart LLC, 2016 Term Loan, 4.65%, 12/19/23		659	663,216

			3,508,030
Capital Markets — 0.1%
RPI Finance Trust, Term Loan B6, 3.15%, 3/27/23		873	875,939
Chemicals — 1.3%
Alpha 3 BV, 2017 Term Loan B1, 4.15%, 1/31/24		610	612,861
Axalta Coating Systems Dutch Holding BV, Term Loan, 3.43%, 5/16/24		715	718,353
Axalta Coating Systems US Holdings, Inc., Term Loan B1, 3.65%, 2/01/23		483	485,536

Floating Rate Loan Interests (d)		Par (000)	Value
Chemicals (continued)
Charter NEX US Holdings, Inc., 2017 Term Loan B, 4.29%, 5/10/24	USD	445	$445,694
Chemours Co., 2017 Term Loan B, 3.50%, 5/12/22		292	293,914
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		46	42,332
Huntsman International LLC, Term Loan B2, 3.99%, 4/01/23		748	750,311
MacDermid, Inc.:
Term Loan B5, 4.54%, 6/07/20		468	472,628
Term Loan B6, 4.04%, 6/07/23		508	510,820
OXEA Finance LLC, Term Loan B2, 4.40%, 1/15/20		1,047	1,028,579
PQ Corp., 2016 Term Loan, 5.29%, 11/04/22		613	620,175
Royal Holdings, Inc. :
2015 2nd Lien Term Loan, 8.65%, 6/19/23 (a)		102	101,814
2017 Term Loan B, 4.40%, 6/19/22		458	462,395
Solenis International LP :
1st Lien Term Loan, 4.45%, 7/31/21		503	503,950
2nd Lien Term Loan, 7.95%, 7/31/22		600	599,628
Tata Chemicals North America, Inc., Term Loan B, 3.94%, 8/07/20		519	518,845

			8,167,835
Commercial Services & Supplies — 1.8%
Advanced Disposal Services, Inc., Term Loan B3, 3.70%, 11/10/23		1,042	1,048,984
Asurion LLC :
2016 Term Loan B2, 4.29%, 7/08/20		216	216,401
2017 Term Loan B5, 4.04%, 11/03/23		1,121	1,129,280
Term Loan B4, 4.29%, 8/04/22		226	226,886
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.93%, 11/26/20		1,250	1,252,367
Camelot UK Holdco Ltd., 2017 Term Loan B, 4.54%, 10/03/23		662	666,227
Creative Artists Agency LLC, 2017 1st Lien Term Loan B, 4.50%, 2/15/24		713	722,128

20	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)		Par (000)	Value
Commercial Services & Supplies (continued)
Dealer Tire LLC, 2016 Term Loan B, 4.94%, 12/22/21 (a)	USD	229	$232,285
Employbridge LLC, Exit Term Loan, 7.65%, 5/16/20		161	149,316
Garda World Security Corp., 2017 Term Loan, 5.04%, 4/05/24		283	283,221
GCA Services Group, Inc., 2016 Term Loan, 5.87%, 3/01/23		565	566,573
Harland Clarke Holdings Corp., Term Loan B6, 6.65%, 2/09/22		325	324,376
KAR Auction Services, Inc., Term Loan B5, 4.50%, 3/09/23		338	340,871
Packers Holdings LLC, Term Loan B, 4.80%, 12/02/21 (a)		615	619,750
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, 4.29%, 5/02/22		746	751,626
Spin Holdco, Inc., Term Loan B, 4.43%, 11/14/19		847	845,577
TruGreen Limited Partnership, 1st Lien Term Loan B, 6.50%, 4/13/23		337	340,194
US Security Associates Holdings, Inc., 2016 Term Loan, 6.15%, 7/14/23		602	608,747
Waste Industries USA, Inc., 2016 Term Loan, 3.79%, 2/27/20		678	683,562

			11,008,371
Commercial Services & Supplies — 0.2%
Catalent Pharma Solutions, Inc., Term Loan B, 3.79%, 5/20/21		1,190	1,202,641
Livingston International, Inc., 1st Lien Term Loan, 5.50%, 4/18/19		329	322,134

			1,524,775
Communications Equipment — 0.4%
Applied Systems, Inc. :
1st Lien Term Loan, 4.40%, 1/25/21		298	299,984
2nd Lien Term Loan, 7.65%, 1/24/22		262	264,071
Avaya, Inc. :
DIP Term Loan, 8.50%, 1/24/18		55	56,630
Term Loan B7, 0.00%, 5/29/20 (b)(c)		289	236,358
Checkout Holding Corp., 1st Lien Term Loan, 4.54%, 4/09/21		53	47,015
Colorado Buyer, Inc., Term Loan B, 4.17%, 5/01/24		545	547,725

Floating Rate Loan Interests (d)		Par (000)	Value
Communications Equipment (continued)
CommScope, Inc., Term Loan B5, 3.70%, 12/29/22	USD	319	$320,025
Riverbed Technology, Inc., 2016 Term Loan, 4.30%, 4/24/22		396	390,408

			2,162,216
Construction & Engineering — 0.3%
CNT Holdings III Corp., 2017 Term Loan, 4.30%, 1/22/23		569	571,868
Pike Corp., 2017 1st Lien Term Loan, 4.80%, 3/01/24		190	191,663
Safway Group Holding LLC, Term Loan B, 5.76%, 8/19/23 (a)		1,025	1,027,412
USIC Holdings, Inc., 2016 1st Lien Term Loan, 5.17%, 12/08/23		374	376,400

			2,167,343
Construction Materials — 0.2%
Filtration Group Corp., 1st Lien Term Loan, 4.29%, 11/21/20		1,193	1,199,083
Containers & Packaging — 0.3%
Berlin Packaging LLC, 2014 1st Lien Term Loan, 4.50%, 10/01/21		260	261,127
Berry Plastics Group, Inc., Term Loan I, 3.54%, 10/01/22		1,029	1,036,622
BWAY Holding Co., Inc., 2017 Term Loan B, 4.25%, 4/03/24		567	566,172

			1,863,921
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., 2017 Term Loan B, 3.54%, 10/31/23		546	548,964
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.29%, 9/01/21		221	221,051

			770,015
Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, 3.00%, 11/07/23		1,183	1,192,215
Nomad Foods Europe Midco Ltd., Term Loan B, 3.91%, 4/18/24		395	396,975
Serta Simmons Bedding LLC :
1st Lien Term Loan, 4.56%, 11/08/23		1,332	1,335,657
2nd Lien Term Loan, 9.18%, 11/08/24		470	474,113

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017	21

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)		Par (000)	Value
Diversified Consumer Services (continued)
ServiceMaster Co., 2016 Term Loan B, 3.54%, 11/08/23	USD	738	$744,424
Weight Watchers International, Inc., Term Loan B2, 4.40%, 4/02/20		1,169	1,128,185

			5,271,569
Diversified Financial Services — 0.1%
AlixPartners LLP, 2017 Term Loan B, 4.15%, 4/04/24		830	835,055
SAM Finance Luxembourg Sarl, Term Loan, 4.39%, 12/17/20		60	60,091

			895,146
Diversified Telecommunication Services — 2.4%
CenturyLink, Inc., 2017 Term Loan B, 3.93%, 1/31/25		5,920	5,908,397
Consolidated Communications, Inc. :
2016 Term Loan B, 4.05%, 10/04/23		289	290,129
Term Loan B2, 4.15%, 10/05/23		205	206,025
Digicel International Finance Ltd., 2017 Term Loan B, 4.94%, 5/08/24		876	883,122
Level 3 Financing, Inc., 2017 Term Loan B, 3.26%, 2/22/24		3,087	3,090,859
Sprint Communications, Inc., 1st Lien Term Loan B, 3.56%, 2/02/24		985	987,669
Telenet International Finance Sarl, Term Loan AI, 3.74%, 6/30/25		2,080	2,088,133
Virgin Media Investment Holdings Ltd., Term Loan J, 3.76%, 1/31/26	GBP	304	394,310
Zayo Group LLC, 2017 Term Loan B2, 3.51%, 1/19/24	USD	1,305	1,312,883

			15,161,527
Electric Utilities — 0.5%
Energy Future Intermediate Holding Co. LLC, 2016 DIP Term Loan, 4.29%, 6/30/17		2,064	2,072,993
TEX Operations Co. LLC :
Exit Term Loan B, 3.79%, 8/04/23		657	652,317
Exit Term Loan C, 3.79%, 8/04/23		152	150,780

Floating Rate Loan Interests (d)		Par (000)	Value
Electric Utilities (continued)
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 4.91%, 11/10/17 (a)	USD	780	—
Vistra Operations Co. LLC, 2016 Term Loan B2, 4.25%, 12/14/23		304	$304,353

			3,180,443
Electrical Equipment — 0.2%
Gates Global LLC, 2017 Term Loan B, 4.41%, 4/01/24		1,189	1,193,894
Energy Equipment & Services — 0.3%
Exgen Texas Power LLC, Term Loan B, 5.90%, 9/16/21		375	213,005
Gavilan Resources LLC, 2nd Lien Term Loan, 7.00%, 3/01/24		885	875,044
Seadrill Partners Finco LLC, Term Loan B, 4.20%, 2/21/21		286	195,573
Weatherford International Ltd., Term Loan, 3.35%, 7/13/20 (a)		485	477,295

			1,760,917
Food & Staples Retailing — 1.0%
Albertsons LLC :
2016 Term Loan B4, 4.04%, 8/22/21		1,470	1,477,750
2016 Term Loan B5, 4.40%, 12/22/22		108	109,094
BJ’s Wholesale Club, Inc. :
2017 1st Lien Term Loan, 4.75%, 2/03/24		1,180	1,177,545
2017 2nd Lien Term Loan, 8.50%, 2/03/25		485	490,762
Hostess Brands LLC, 2017 Term Loan, 3.54%, 8/03/22		1,201	1,209,848
Rite Aid Corp. :
5.75%, 8/21/20		240	240,799
4.88%, 6/21/21		815	816,785
US Foods, Inc., 2016 Term Loan B, 3.79%, 6/27/23		660	664,933

			6,187,516
Food Products — 0.7%
Chobani LLC, 1st Lien Term Loan, 5.29%, 10/07/23		655	663,268
Dole Food Company, Inc., 2017 Term Loan B, 4.03%, 4/06/24		340	341,336
JBS USA LLC, 2017 Term Loan B, 3.50%, 10/30/22		895	881,128

22	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)		Par (000)	Value
Food Products (continued)
Pinnacle Foods Finance LLC, 2017 Term Loan B, 3.00%, 2/02/24	USD	643	$646,321
Reddy Ice Corp. :
1st Lien Term Loan, 6.75%, 5/01/19		643	634,251
2nd Lien Term Loan, 10.75%, 11/01/19		233	219,020
Reynolds Group Holdings, Inc., 2017 Term Loan, 4.04%, 2/05/23		1,269	1,275,381

			4,660,705
Health Care Equipment & Supplies — 1.3%
Alere, Inc. :
2015 Term Loan A, 4.04%, 6/18/20		358	358,032
2015 Term Loan B, 4.30%, 6/18/22		483	485,168
Auris Luxembourg III Sarl, 2017 Term Loan B7, 4.15%, 1/17/22		858	867,162
Capsugel Holdings US, Inc., Term Loan B, 4.04%, 7/31/21		1,231	1,231,798
Cotiviti Corp., Term Loan B, 3.90%, 9/28/23		624	625,165
DJO Finance LLC, 2015 Term Loan, 4.29%, 6/08/20		1,333	1,317,684
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		917	913,419
Mallinckrodt International Finance SA, Term Loan B, 3.90%, 9/24/24		529	528,284
National Vision, Inc., 1st Lien Term Loan, 4.04%, 3/12/21		1,169	1,173,473
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.78%, 6/30/21		931	933,777

			8,433,962
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc. :
Term Loan B, 4.04%, 2/11/22		233	234,536
Term Loan B2, 3.75%, 2/16/23		642	647,170
CHG Healthcare Services, Inc., Term Loan B, 4.92%, 6/07/23		975	983,683
Community Health Systems, Inc. :
Term Loan G, 3.80%, 12/31/19		422	422,222
Term Loan H, 4.05%, 1/27/21		218	218,080

Floating Rate Loan Interests (d)		Par (000)		Value
Health Care Providers & Services (continued)
Curo Health Services Holdings, Inc., 2015 1st Lien Term Loan, 5.93%, 2/07/22	USD	320		$323,387
DaVita HealthCare Partners, Inc., Term Loan B, 3.79%, 6/24/21		389		391,992
Envision Healthcare Corp., 2016 Term Loan B, 4.15%, 12/01/23		2,384		2,408,461
HC Group Holdings III, Inc., Term Loan B, 6.04%, 4/07/22		822		809,865
HCA, Inc., Term Loan B9, 3.04%, 3/17/23		1,088		1,092,276
Iasis Healthcare LLC, Term Loan B3, 5.25%, 2/16/21		150		151,313
inVentiv Health, Inc., 2016 Term Loan B, 4.80%, 11/09/23		1,077		1,083,139
MPH Acquisition Holdings LLC, 2016 Term Loan B, 4.90%, 6/07/23		1,072		1,073,823
nThrive, Inc., 2016 1st Lien Term Loan, 5.54%, 10/20/22		546		546,787
NVA Holdings, Inc. :
1st Lien Term Loan B2, 4.65%, 8/14/21		505		509,759
Delayed Draw Term Loan B2, 3.50%, 8/14/21		50		50,500
Surgery Center Holdings, Inc., 1st Lien Term Loan, 4.75%, 11/03/20		396		397,273
Team Health Holdings, Inc., 1st Lien Term Loan, 3.79%, 2/06/24		995		989,090
U.S. Renal Care, Inc., 2015 Term Loan B, 5.40%, 12/31/22		—	(k)	296
Vizient, Inc., 2017 Term Loan B, 4.50%, 2/13/23		572		578,579

				12,912,231
Health Care Technology — 0.5%
Change Healthcare Holdings, Inc., 2017 Term Loan B, 3.79%, 3/01/24		2,420		2,427,260
Press Ganey Holdings, Inc. :
1st Lien Term Loan, 4.29%, 10/21/23		424		424,467
2nd Lien Term Loan, 8.29%, 10/21/24		215		219,436
Quintiles IMS, Inc., 2017 Term Loan B, 3.15%, 3/07/24		265		267,058

				3,338,221

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017	23

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)		Par (000)	Value
Hotels, Restaurants & Leisure — 2.2%
Amaya Holdings BV :
2nd Lien Term Loan, 8.15%, 8/01/22	USD	246	$245,981
Repriced Term Loan B, 4.65%, 8/01/21		979	980,581
AMF Bowling Centers, Inc., 2016 Term Loan, 6.04%, 8/17/23 (a)		505	510,514
Boyd Gaming Corp., 2017 Term Loan B2, 3.45%, 9/15/23		541	543,822
Bronco Midstream Funding LLC, Term Loan B, 5.17%, 8/15/20		1,010	1,019,903
Burger King Newco Unlimited Liability Co., Term Loan B3, 3.40%, 2/16/24		1,498	1,500,111
Caesars Entertainment Operating Co., Term Loan B7, 0.00%, 3/01/22		1,067	1,325,481
Caesars Entertainment Resort Properties LLC, Term Loan B, 4.54%, 10/11/20		2,796	2,810,695
Caesars Growth Properties Holdings LLC, 2017 Term Loan, 3.75%, 5/08/21		908	913,144
CCM Merger, Inc., Term Loan B, 5.75%, 8/08/21		606	609,532
ESH Hospitality, Inc., 2017 Term Loan B, 3.54%, 8/30/23		871	875,280
Four Seasons Hotels Ltd., 1st Lien Term Loan, 4.15%, 11/30/23		100	100,810
Gateway Casinos & Entertainment Ltd., Term Loan B1, 4.79%, 2/22/23		135	136,631
Hilton Worldwide Finance LLC, Term Loan B2, 3.02%, 10/25/23		32	32,209
La Quinta Intermediate Holdings LLC, Term Loan B, 3.91%, 4/14/21		239	240,076
RHP Hotel Properties LP, 2017 Term Loan B, 3.44%, 5/11/24		410	411,796
Sabre GLBL, Inc., Term Loan B, 3.79%, 2/22/24		901	909,516
Scientific Games International, Inc., 2017 Term Loan B3, 5.08%, 10/01/21		646	655,574

			13,821,656

Floating Rate Loan Interests (d)		Par (000)	Value
Household Products — 0.1%
Spectrum Brands, Inc., 2017 Term Loan B, 3.18%, 6/23/22	USD	935	$940,665
Independent Power and Renewable Electricity Producers — 0.8%
AES Corporation, 2017 Term Loan B, 3.19%, 5/15/22		480	478,949
Calpine Construction Finance Co., LP, Term Loan B1, 3.30%, 5/03/20		491	489,103
Calpine Corp. :
Term Loan B5, 3.90%, 1/15/24		256	255,508
Term Loan B6, 3.90%, 1/15/23		272	270,851
Term Loan B7, 3.90%, 5/31/23		409	408,167
Calpine Corporation, 1st Lien Term Loan, 2.80%, 11/30/17		182	182,349
Dynegy, Inc., 2017 Term Loan C, 4.25%, 2/07/24		1,098	1,096,720
Granite Acquisition, Inc.:
Term Loan B, 5.15%, 12/19/21		1,091	1,090,838
Term Loan C, 5.15%, 12/19/21		49	49,102
Nautilus Power LLC, Term Loan B, 5.68%, 4/28/24		820	812,825

			5,134,412
Industrial Conglomerates — 0.3%
Cortes NP Acquisition Corp., 2017 Term Loan B, 5.00%, 11/30/23		1,282	1,293,385
Sequa Corp., 1st Lien Term Loan, 6.67%, 11/26/21		370	372,083

			1,665,468
Insurance — 0.8%
Alliant Holdings I, Inc., 2015 Term Loan B, 4.42%, 8/12/22		745	745,797
AmWINS Group, Inc., 2017 Term Loan B, 3.79%, 1/25/24		623	624,024
AssuredPartners, Inc., 2017 Term Loan, 4.49%, 10/21/22		490	490,439
Hub International Ltd., Term Loan B, 4.17%, 10/02/20		497	499,846
Lonestar Intermediate Super Holdings LLC, PIK Term Loan B, 10.04%, 8/31/21 (g)		430	443,618
Sedgwick Claims Management Services, Inc. :
1st Lien Term Loan, 3.79%, 3/01/21		801	802,704

24	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)		Par (000)	Value
Insurance (continued)
Sedgwick Claims Management Services, Inc. (continued):
2016 1st Lien Term Loan, 4.40%, 3/01/21	USD	263	$263,670
2nd Lien Term Loan, 6.79%, 2/28/22		765	766,912
USI, Inc., 2017 Term Loan B, 4.18%, 5/16/24		545	544,046

			5,181,056
Internet & Direct Marketing Retail — 0.1%
Harbor Freight Tools USA, Inc., 2016 Term Loan B, 4.29%, 8/19/23		424	423,771
Internet Software & Services — 0.5%
Go Daddy Operating Company LLC, 2017 Term Loan B, 3.54%, 2/15/24		1,190	1,193,905
GTT Communications, Inc., 2016 Term Loan B, 5.06%, 1/09/24		162	163,413
Rackspace Hosting, Inc., 1st Lien Term Loan, 4.54%, 11/03/23		1,087	1,093,168
TierPoint LLC, 2017 1st Lien Term Loan, 4.79%, 5/06/24		470	470,442
WaveDivision Holdings LLC, Term Loan B, 3.93%, 10/15/19		382	382,575

			3,303,503
IT Services — 1.8%
Cision US, Inc., Term Loan B, 7.15%, 6/16/23		531	534,572
First Data Corp. :
2016 Repriced Term Loan, 4.03%, 7/10/22		175	176,419
2017 Term Loan, 3.53%, 4/26/24		4,324	4,346,135
Term Loan A, 3.03%, 6/02/20		135	134,825
NeuStar, Inc. :
Term Loan B1, 3.25%, 8/28/19		126	127,280
Term Loan B2, 4.90%, 2/28/24		344	347,235
Optiv Security, Inc. :
1st Lien Term Loan, 4.44%, 2/01/24		1,232	1,219,524
2nd Lien Term Loan, 8.44%, 2/01/25		335	329,596
TKC Holdings, Inc., 2017 Term Loan, 4.75%, 2/01/23		635	637,648
Vantiv LLC, 2014 Term Loan B, 3.49%, 10/14/23		518	520,828

Floating Rate Loan Interests (d)		Par (000)	Value
IT Services (continued)
VF Holding Corp., Reprice Term Loan, 4.29%, 6/30/23	USD	1,453	$1,454,516
WEX, Inc., Term Loan B, 4.54%, 7/01/23		1,206	1,215,124

			11,043,702
Life Sciences Tools & Services — 0.3%
Patheon Holdings I BV, 2017 Term Loan, 4.41%, 4/20/24		1,668	1,674,517
Machinery — 0.9%
Clark Equipment Co., 2017 Term Loan B, 9,309.00%, 5/18/24		365	367,281
Columbus McKinnon Corp., Term Loan B, 4.15%, 1/31/24 (a)		99	99,305
Gardner Denver, Inc., Term Loan, 4.57%, 7/30/20		422	422,981
Global Brass & Copper, Inc., 2016 Term Loan B, 5.31%, 7/18/23		488	492,426
Infiltrator Systems, Inc., 2016 Term Loan B, 4.65%, 5/27/22 (a)		759	764,326
Manitowoc Foodservice, Inc., 2016 Term Loan B, 4.03%, 3/03/23		51	51,628
Mueller Water Products, Inc., 2017 Term Loan B, 3.54%, 11/25/21		298	300,514
Navistar International Corp., 2017 Term Loan B, 5.00%, 8/07/20		412	418,384
Rexnord LLC, 2016 Term Loan B, 3.75%, 8/21/23		762	765,343
Signode Industrial Group US, Inc., Term Loan B, 3.79%, 5/04/21		84	84,123
Silver II US Holdings LLC, Term Loan, 4.15%, 12/13/19		1,642	1,634,210
Tecomet, Inc., 2017 Term Loan B, 4.92%, 4/13/24		290	291,450

			5,691,971
Media — 3.4%
Acosta Holdco, Inc., 2015 Term Loan, 4.29%, 9/26/21		209	194,691
Altice Financing SA, 2017 Term Loan B, 3.91%, 7/15/25		455	455,191
Altice US Finance I Corp., 2017 Term Loan, 3.28%, 7/15/25		2,199	2,193,843
Cable One, Inc., 2017 Term Loan B, 3.43%, 5/01/24		260	261,625
CBS Radio, Inc., Term Loan B, 4.51%, 10/17/23		434	437,310

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017	25

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)		Par (000)	Value
Media (continued)
Charter Communications Operating LLC, 2016 Term Loan I Add, 3.29%, 1/15/24	USD	1,714	$1,724,502
CSC Holdings LLC, 2017 1st Lien Term Loan, 3.25%, 7/15/25		1,504	1,500,379
Entercom Radio LLC, 2016 Term Loan, 4.55%, 11/01/23		234	234,720
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		114	104,595
Gray Television, Inc., 2017 Term Loan B, 3.50%, 2/07/24		504	507,845
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.04%, 5/31/21		805	759,806
iHeartCommunications, Inc. :
Extended Term Loan E, 8.54%, 7/30/19		215	177,482
Term Loan D, 7.79%, 1/30/19		1,972	1,620,050
Intelsat Jackson Holdings SA, Term Loan B2, 3.89%, 6/30/19		2,681	2,646,320
Learfield Communications, Inc., 2016 1st Lien Term Loan, 4.30%, 12/01/23 (a)		569	575,565
Mission Broadcasting, Inc., 2016 Term Loan B2, 4.00%, 1/17/24		151	151,880
Nexstar Broadcasting, Inc., 2017 Term Loan B, 4.00%, 1/17/24		1,537	1,550,220
Numericable U.S. LLC, Term Loan B10, 4.42%, 1/14/25		344	344,352
SBA Senior Finance II LLC, Term Loan B1, 3.30%, 3/24/21		677	679,276
Sinclair Television Group, Inc., Term Loan B2, 3.30%, 1/03/24		369	369,167
Trader Corp., 2017 Term Loan B, 4.29%, 9/28/23		455	455,378
Tribune Media Co., Term Loan C, 4.04%, 1/27/24		1,292	1,295,943
Univision Communications, Inc., Term Loan C5, 3.79%, 3/15/24		877	869,590
Virgin Media Bristol LLC, Term Loan I, 3.74%, 1/31/25		1,480	1,486,009
William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, 4.29%, 5/06/21		110	110,216
Ziggo Secured Finance Partnership, Term Loan E, 3.49%, 4/15/25		745	744,687

			21,450,642

Floating Rate Loan Interests (d)		Par (000)	Value
Metals & Mining — 0.0%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20	USD	255	$25,074
WireCo WorldGroup, Inc., 2016 1st Lien Term Loan, 6.70%, 9/30/23		234	235,481

			260,555
Multiline Retail — 0.2%
Hudson’s Bay Co., 2015 Term Loan B, 4.29%, 9/30/22		966	927,919
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		313	243,180

			1,171,099
Oil, Gas & Consumable Fuels — 1.1%
California Resources Corp. :
Second Out Term Loan, 11.38%, 12/31/21		1,145	1,265,946
Term Loan A, 4.04%, 10/01/19		829	800,764
Chesapeake Energy Corp., Term Loan, 8.69%, 8/23/21		955	1,028,772
CITGO Holding, Inc., 2015 Term Loan B, 9.65%, 5/12/18		344	347,938
Drillships Financing Holding, Inc., Term Loan B1, 8.00%, 3/31/21		441	317,113
EagleClaw Midstream Services LLC, Bridge Term Loan, 7.00%, 7/12/24 (a)		810	—
Energy Transfer Equity LP, 2017 Term Loan B, 3.75%, 2/02/24		817	816,311
EWT Holdings III Corp., 1st Lien Term Loan, 4.90%, 1/15/21		290	291,339
MEG Energy Corp., 2017 Term Loan B, 4.68%, 12/31/23		496	494,059
Moxie Patriot LLC, Term Loan B1, 6.90%, 12/19/20		157	143,583
PowerTeam Services LLC, 2nd Lien Term Loan, 8.40%, 11/06/20 (a)		275	269,500
Samchully Midstream 3 LLC, Term Loan B, 5.90%, 10/20/21 (a)		252	245,494
Ultra Resources, Inc., 1st Lien Term Loan, 4.00%, 3/23/24		331	329,967
Veresen Midstream LP, 2017 Term Loan B, 4.54%, 3/31/22		817	820,929

			7,171,715

26	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)		Par (000)	Value
Personal Products — 0.3%
Nature’s Bounty Co., 2017 Term Loan B, 4.65%, 5/05/23	USD	250	$249,987
Prestige Brands, Inc., Term Loan B4, 3.79%, 1/26/24		893	900,283
Revlon Consumer Products Corp., 2016 Term Loan B, 4.54%, 9/07/23		498	474,693

			1,624,963
Pharmaceuticals — 0.9%
Akorn, Inc., Term Loan B, 5.31%, 4/16/21 (a)		609	615,582
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, 3.20%, 1/31/25		1,240	1,242,145
Jaguar Holding Co. II, 2015 Term Loan B, 4.40%, 8/18/22		1,981	1,982,800
Valeant Pharmaceuticals International, Inc., Series F1 Term Loan B, 5.75%, 4/01/22		1,847	1,879,176

			5,719,703
Professional Services — 0.5%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 4.29%, 7/23/21		520	514,281
Information Resources, Inc., 1st Lien Term Loan, 5.26%, 1/18/24		345	348,126
SIRVA Worldwide, Inc., 2016 Term Loan, 7.66%, 11/14/22 (a)		239	238,801
Sterling Infosystems, Inc., 1st Lien Term Loan B, 5.40%, 6/20/22		584	587,405
TransUnion LLC, Term Loan B2, 3.54%, 4/09/23		1,142	1,153,024

			2,841,637
Real Estate Investment Trusts (REITs) — 0.4%
Capital Automotive LP, 2017 1st Lien Term Loan, 4.03%, 3/24/24		250	251,952
Communications Sales & Leasing, Inc., 2017 Term Loan B, 4.04%, 10/24/22		775	778,849
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 3.29%, 4/25/23		1,386	1,393,433

			2,424,234

Floating Rate Loan Interests (d)		Par (000)	Value
Real Estate Management & Development — 0.4%
CityCenter Holdings LLC, 2017 Term Loan B, 3.50%, 4/18/24	USD	1,045	$1,049,361
DTZ U.S. Borrower LLC, 2015 1st Lien Term Loan, 4.42%, 11/04/21		500	500,949
Realogy Corp., 2017 Term Loan B, 3.29%, 7/20/22		818	822,970

			2,373,280
Road & Rail — 0.0%
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, 4.50%, 6/13/23		150	150,746
Semiconductors & Semiconductor Equipment — 0.1%
Cavium, Inc., 2017 Term Loan B, 3.28%, 8/16/22 (a)		236	236,744
MaxLinear, Inc., Term Loan B, 3.49%, 5/12/24 (a)		170	170,850
Microsemi Corp., 2015 Term Loan B, 3.33%, 1/15/23		155	155,339
ON Semiconductor Corp., 2017 Term Loan B, 3.29%, 3/31/23		250	250,708

			813,641
Software — 3.5%
Aptean, Inc., 2016 1st Lien Term Loan, 6.04%, 12/20/22		350	351,533
BMC Software Finance, Inc., 2017 Term Loan, 5.00%, 9/13/22		1,026	1,030,597
CCC Information Services, Inc. :
2017 1st Lien Term Loan, 4.04%, 4/27/24		294	292,996
2017 2nd Lien Term Loan, 7.79%, 4/27/25		160	163,450
Dell, Inc., 2017 Term Loan B, 3.55%, 9/07/23		791	795,507
DTI Holdco, Inc., 2016 Term Loan B, 6.42%, 9/30/23		509	498,863
Hyland Software, Inc. :
2017 2nd Lien Term Loan, 8.19%, 7/12/25		190	192,850
2017 Term Loan, 4.29%, 7/01/22		443	446,473
Infor US, Inc., Term Loan B6, 3.90%, 2/01/22		1,372	1,368,622
Informatica Corp., Term Loan, 4.65%, 8/05/22		1,252	1,251,313
IPS Corp., 2016 1st Lien Term Loan, 6.25%, 12/20/23 (a)		284	282,866
IQOR US, Inc., Term Loan B, 6.15%, 4/01/21		377	375,828

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017	27

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)		Par (000)	Value
Software (continued)
Kronos, Inc. :
2017 Term Loan B, 4.68%, 11/01/23	USD	1,167	$1,177,637
2nd Lien Term Loan, 9.42%, 11/01/24		615	638,831
LANDesk Group, Inc., 2017 Term Loan B, 5.30%, 1/20/24		180	180,225
MA FinanceCo. LLC, Term Loan B3, 3.00%, 4/29/24		90	90,251
Misys Europe SA :
1st Lien Term Loan, 4.67%, 4/27/24		1,010	1,011,939
2nd Lien Term Loan, 8.25%, 4/27/25		373	380,180
Mitchell International, Inc. :
1st Lien Term Loan, 4.67%, 10/13/20		606	609,647
2nd Lien Term Loan, 8.67%, 10/11/21		600	603,564
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, 4.67%, 4/26/24		690	686,840
RP Crown Parent LLC, 2016 Term Loan B, 4.54%, 10/12/23		848	855,389
Seattle Spinco, Inc., Term Loan B3, 2.75%, 4/19/24		610	609,489
SolarWinds Holdings, Inc., 2017 Term Loan, 4.54%, 2/05/23		913	917,266
Solera LLC, Term Loan B, 4.29%, 3/03/23		1,106	1,113,040
Sophia LP, 2017 Term Loan B, 4.40%, 9/30/22		924	921,222
SS&C Technologies, Inc. :
2017 Term Loan B1, 3.29%, 7/08/22		1,718	1,727,405
2017 Term Loan B2, 3.29%, 7/08/22		119	120,075
Synchronoss Technologies, Inc., Term Loan, 4.08%, 1/19/24		375	345,562
Tempo Acquisition LLC, Term Loan, 4.00%, 5/01/24		910	912,921
Tibco Software, Inc., 2017 Term Loan B, 5.55%, 12/04/20		796	803,804
Veritas US, Inc., Term Loan B1, 6.77%, 1/27/23		1,233	1,233,802

			21,989,987
Specialty Retail — 0.4%
Academy Ltd., 2015 Term Loan B, 5.04%, 7/01/22		415	334,132
Bass Pro Group LLC, Asset Sale Term Loan, 5.90%, 6/09/18		295	297,581
Leslie’s Poolmart, Inc., 2016 Term Loan, 4.79%, 8/16/23		368	370,319

Floating Rate Loan Interests (d)		Par (000)	Value
Specialty Retail (continued)
Michaels Stores, Inc., 2016 Term Loan B1, 3.79%, 1/30/23	USD	404	$403,662
Party City Holdings, Inc., 2016 Term Loan, 4.05%, 8/19/22		497	497,199
Petco Animal Supplies, Inc., 2017 Term Loan B, 4.17%, 1/26/23		667	618,929

			2,521,822
Technology Hardware, Storage & Peripherals — 0.1%
Western Digital Corp., 2017 Term Loan B, 3.78%, 4/29/23		619	624,769
Textiles, Apparel & Luxury Goods — 0.1%
Ascend Performance Materials Operations LLC, Term Loan B, 6.65%, 8/12/22		713	718,745
Thrifts & Mortgage Finance — 0.1%
IG Investment Holdings LLC, 2017 Term Loan, 5.18%, 10/31/21		833	839,273
Trading Companies & Distributors — 0.3%
Beacon Roofing Supply, Inc., Term Loan B, 3.75%, 10/01/22		839	843,294
HD Supply, Inc. :
Incremental Term Loan B1, 3.90%, 8/13/21		822	826,877
Incremental Term Loan B2, 3.90%, 10/17/23		224	225,136
Nexeo Solutions LLC, 2017 Term Loan B, 4.95%, 6/09/23		109	110,371

			2,005,678
Transportation — 0.1%
Gruden Acquisition, Inc., 1st Lien Term Loan, 5.90%, 8/18/22		494	465,670
Wireless Telecommunication Services — 0.9%
GEO Group, Inc., 2017 Term Loan B, 3.25%, 3/22/24		732	732,461
Ligado Networks LLC :
2015 2nd Lien Term Loan, 0.00%, 12/07/20		31	20,860
PIK Exit Term Loan (9.75% PIK), 0.00%, 12/07/20 (g)		2,756	2,649,636
LTS Buyer LLC, 1st Lien Term Loan, 4.40%, 4/13/20		1,794	1,800,495
Radiate Holdco LLC, 1st Lien Term Loan, 4.04%, 2/01/24		450	450,733

			5,654,185
Total Floating Rate Loan Interests — 37.4%			235,176,722

28	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Foreign Agency Obligations		Par (000)	Value
Argentine Republic Government International Bond (f):
6.25%, 4/22/19	USD	2,269	$2,397,198
7.50%, 4/22/26		3,008	3,317,824
7.63%, 4/22/46		2,422	2,574,586
Banque Centrale de Tunisie International Bond, 4.50%, 6/22/20	EUR	559	653,739
Colombia Government International Bond:
11.75%, 2/25/20	USD	37	46,157
4.38%, 7/12/21 (f)		2,292	2,440,980
Cyprus Government International Bond, 4.63%, 2/03/20 (e)	EUR	2,600	3,206,354
Egypt Government International Bond:
5.75%, 4/29/20	USD	1,857	1,913,137
8.50%, 1/31/47 (e)		373	399,140
Iceland Government International Bond, 5.88%, 5/11/22		3,030	3,488,896
Indonesia Government International Bond, 5.88%, 3/13/20		1,146	1,252,371
Portugal Government International Bond, 5.13%, 10/15/24 (e)		3,190	3,237,850
Republic of Argentina, 5.63%, 1/26/22 (f)		4,650	4,845,300
Republic of South Africa Government International Bond, 5.50%, 3/09/20		587	624,480
Turkey Government International Bond, 7.00%, 6/05/20 (f)		3,166	3,475,052
Total Foreign Agency Obligations — 5.4%			33,873,064

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.3%
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 3A4, 5.50%, 11/25/35		2,867	2,516,815
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 9/25/35		579	576,260
Series 2006-17, Class A2, 6.00%, 12/25/36		1,492	1,303,557
Series 2007-HY5, Class 3A1, 4.46%, 9/25/37 (d)		1,059	985,029

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae, Series 2017-C03, Class 1M2, 4.02%, 10/25/29 (d)(e)	USD	1,600	$1,635,509
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 3.31%, 10/25/35 (d)		963	825,616

			7,842,786
Commercial Mortgage-Backed Securities — 6.7%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.72%, 4/14/33 (d)(e)		4,830	4,938,484
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class D, 4.04%, 9/15/27 (d)(e)		2,825	2,832,948
Commercial Mortgage Pass-Through Certificates, Series 2014-PAT (d)(e):
Class E, 4.14%, 8/13/27		1,000	1,004,223
Class F, 3.43%, 8/13/27		2,000	1,956,509
Commercial Mortgage Trust:
Series 2013-LC6, Class B, 3.74%, 1/10/46		1,110	1,140,633
Series 2014-CR21, Class A3, 3.53%, 12/10/47		230	240,034
Series 2015-3BP, Class A, 3.18%, 2/10/35 (e)		5,930	6,027,770
Series 2015-CR22, Class B, 3.93%, 3/10/48 (d)		5,000	5,111,222
Core Industrial Trust, Series 2015-TEXW, Class D, 3.85%, 2/10/34 (d)(e)		3,615	3,719,531
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.04%, 4/15/50 (d)		890	929,065
GAHR Commercial Mortgage Trust, Series 2015-NRF (d)(e):
Class DFX, 3.38%, 12/15/34		4,830	4,910,170
Class GFX, 3.38%, 12/15/34		2,500	2,407,037
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.76%, 7/10/38 (d)		676	675,193
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 2/10/46 (e)		1,995	2,056,589
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		19	18,687
Series 2016-NINE, Class A, 2.85%, 10/06/38 (d)(e)		800	790,110

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017	29

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.86%, 7/15/40 (d)	USD	280	$280,175
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.70%, 11/15/48		600	631,033
WF-RBS Commercial Mortgage Trust, Series 2012-C8:
Class B, 4.31%, 8/15/45		1,085	1,154,905
Class C, 4.90%, 8/15/45 (d)		1,395	1,460,845

			42,285,163
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Commercial Mortgage Loan Trust, Series 2015-LC21, Class XA, 0.86%, 7/10/48 (d)		16,009	708,042
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class XA, 1.16%, 5/15/47 (d)		14,368	759,338

			1,467,380
Total Non-Agency Mortgage-Backed Securities — 8.2%			51,595,329

Other Interests (l) — 0.0%	Investment Value (000)
Auto Components — 0.0%
Lear Corp. Escrow (a)		1,000	10

Preferred Securities
Capital Trusts (d)	Par (000)
Banks — 2.7%
Allied Irish Banks PLC, 7.38% (m)		200	242,342
Banco Popular Espanol SA, 11.50% (m)		100	73,018
Banco Santander SA, 6.25% (m)		100	112,475
Capital One Financial Corp., Series E, 5.55% (f)(m)		3,000	3,108,750
CIT Group, Inc., 5.80% (m)		475	483,906
Citigroup, Inc. (f)(m):
5.90%		5,000	5,306,250
Series A, 5.95%		1,370	1,437,610
Series M, 6.13%		950	1,017,688
Cooperatieve Rabobank UA, 6.63% (m)		200	250,819
Erste Group Bank AG, 6.50% (m)		200	241,632
Intesa Sanpaolo SpA, 7.00% (m)		200	233,657

Capital Trusts (d)		Par (000)	Value
Banks (continued)
RZB Finance Jersey IV Ltd., 1.62% (m)	USD	100	$106,372
U.S. Bancorp, Series J, 5.30% (m)		421	441,250
Wells Fargo & Co. (f)(m):
Series S, 5.90%		3,170	3,364,163
Series U, 5.88%		650	713,375

			17,133,307
Capital Markets — 1.1%
Goldman Sachs Group, Inc. (f)(m):
Series L, 5.70%		819	845,618
Series M, 5.38%		1,730	1,790,550
Morgan Stanley, Series H, 5.45% (f)(m)		2,546	2,612,833
State Street Corp., Series F, 5.25% (f)(m)		1,625	1,706,250
UBS Group AG, 5.75% (m)		200	249,154

			7,204,405
Chemicals — 0.0%
Lanxess AG, 4.50%, 12/06/76		50	60,882
Solvay Finance SA, 5.12% (m)		100	124,417

			185,299
Diversified Financial Services — 3.3%
Bank of America Corp. (f)(m):
Series AA, 6.10%		1,241	1,332,524
Series U, 5.20%		1,250	1,251,875
Series V, 5.13%		510	516,375
Series X, 6.25%		1,929	2,071,746
Barclays PLC, 7.25% (m)		200	275,357
Credit Agricole SA, 6.50% (m)		100	122,174
HSBC Holdings PLC, 6.00% (m)		215	219,434
JPMorgan Chase & Co. (f)(m):
Series U, 6.13%		6,690	7,208,475
Series V, 5.00%		4,060	4,131,050
Macquarie Bank Ltd., 10.25%		1,450	1,454,411
Royal Bank of Scotland Group PLC, 8.63% (m)		200	219,000
Societe Generale SA, 6.00% (e)(f)(m)		2,000	1,987,500

			20,789,921
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV (m):
3.75%		100	115,930
4.20%		200	237,357
5.00%		100	121,110

			474,397

30	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Capital Trusts (d)		Par (000)	Value
Electric Utilities — 0.1%
Enel SpA:
5.00%, 1/15/75	USD	100	$121,603
7.75%, 9/10/75		100	145,923
Origin Energy Finance Ltd., 4.00%		100	114,948

			382,474
Insurance — 1.6%
Hartford Financial Services Group, Inc., 8.13%, 6/15/38 (f)		2,500	2,643,750
Prudential Financial, Inc., 5.63%, 6/15/43 (f)		3,250	3,534,375
Voya Financial, Inc., 5.65%, 5/15/53 (f)		3,500	3,675,000

			9,853,125
Oil, Gas & Consumable Fuels — 0.1%
Gas Natural Fenosa Finance BV, 3.38% (m)		100	112,054
Repsol International Finance BV, 4.50%, 3/25/75		100	115,106
TOTAL SA, 3.88%, 5/15/53 (m)		100	120,929

			348,089
Total Capital Trusts — 9.0%			56,371,017

Preferred Stocks		Shares
Capital Markets — 1.9%
Goldman Sachs Group, Inc., Series J, 5.50% (d)(m)		202,526	5,599,844
Morgan Stanley (m):
Series F, 6.88%		120,000	3,516,000
Series K, 5.85%		78,162	2,083,799
SCE Trust III, Series H, 5.75% (d)(m)		21,200	610,772

			11,810,415
Wireless Telecommunication Services — 0.0%
CF-B L2 (D) LLC, (Aquired 4/08/15, cost $127,096) (n)		127,973	120,166
Total Preferred Stocks — 1.9%			11,930,581

Trust Preferred
Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2 (d)		2,643,825	2,690,798
Total Preferred Securities — 11.3%			70,992,396

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.7%
Freddie Mac Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44 (f)	USD	4,318	$4,596,412
Interest Only Collateralized Mortgage Obligations — 0.5%
Fannie Mae Mortgage-Backed Securities, Series 2012-M9, Class X1, 3.98%, 12/25/17 (d)		6,064	67,264
Freddie Mac Mortgage-Backed Securities, Class X1 (d):
Series K042, 1.06%, 12/25/24		34,718	2,284,305
Series K707, 1.52%, 12/25/18		40,468	731,926

			3,083,495
Mortgage-Backed Securities — 0.2%
Fannie Mae Mortgage-Backed Securities, 5.00% 7/1/20-8/1/23 (f)		1,430	1,474,565
Total U.S. Government Sponsored Agency Securities — 1.4%			9,154,472
U.S. Treasury Obligations — 0.5%
U.S. Treasury Bonds, 2.50%, 2/15/46 (f)		3,200	2,966,624

Rights — 0.0%		Shares
Electric Utilities — 0.0%
Tex Energy LLC (a)		18,143	19,050

Warrants — 0.0%
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27) (a)		3,100	1,271
Transportation Infrastructure — 0.0%
Jack Cooper Enterprises, Inc. (Expires 4/26/27), Class B (Issued/exercisable 4/26/17, 1 Share for 1 Warrant, Expires 4/26/27, Strike Price $0.01) (a)		3,658	23,484
Total Warrants — 0.0%			24,755
Total Long-Term Investments (Cost — $879,029,541) — 141.7%			890,922,161

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017	31

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.67% (o)(p)	4,566,530	$4,566,530
Total Short-Term Securities (Cost — $4,566,530) — 0.7%		4,566,530
Options Purchased (Cost — $1,187,402) — 0.1%		626,194

Value
Total Investments Before Options Written (Cost — $884,783,473) — 142.5%	$896,114,885
Options Written (Premiums Received — $503,722) — (0.0)%	(215,041)
Total Investments, Net of Options Written (Cost — $884,279,751) — 142.5%	895,899,844
Liabilities in Excess of Other Assets — (42.5)%	(267,072,292)

Net Assets — 100.0%	$628,827,552

* As of As May 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$884,062,475

Gross unrealized appreciation	$24,901,339
Gross unrealized depreciation	(12,848,929)

Net unrealized appreciation	$12,052,410

Notes to Schedule of Investments

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(b)	Non-income producing security.

(c)	Issuer filed for bankruptcy and/or is in default.

(d)	Variable rate security. Rate as of period end.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	When-issued security.

(i)	Convertible security.

(j)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(k)	Amount is less than $500.

(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(m)	Perpetual security with no stated maturity date.

(n)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $120,166 and an original cost of $27,096, which was less than 0.05% of its net assets.

(o)	During the period ended May 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

32	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Affiliate	Shares Held at August 31, 2016	Shares Purchased	Shares Sold	Shares Held at May 31, 2017	Value at May 31, 2017	Income	Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	4,566,530[2]	—	4,566,530	$4,566,530	$15,103	$12	—
BlackRock Liquidity Funds, TempFund, Institutional Class	2,911,779	—	(2,911,779)[3]	—	—	33	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	8,500	—	(8,500)	—	—	—	(3,886)	$(3,377)
Total					$4,566,530	$15,136	$(3,874)	$(3,377)

[1]	Includes net capital gain distributions.
[2]	Represents net shares purchased.
[3]	Represents net shares sold.
(p)	Current yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ABS	Asset-Backed Security
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CR	Custodian Receipt
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
LI	London Stock Exchange
LOC	Letter of Credit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OTC	Over-the-Counter
PIK	Payment-In-Kind
SEK	Swedish Krona
S&P	Standard and Poor’s
USD	U.S. Dollar

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017	33

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	1.70%	9/29/16	Open	$46,355	$46,693	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	9/30/16	Open	808,966	813,832	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	10/07/16	Open	529,277	533,742	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	10/11/16	Open	37,100	37,363	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	10/13/16	Open	104,720	105,574	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	10/17/16	Open	217,935	219,669	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	10/20/16	Open	856,800	863,624	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.25%	10/21/16	Open	789,000	793,505	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.25%	10/21/16	Open	2,690,000	2,705,359	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	1.25%	10/21/16	Open	898,000	903,127	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.25%	10/21/16	Open	1,473,000	1,481,779	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.25%	10/21/16	Open	1,474,000	1,482,416	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.25%	10/21/16	Open	3,341,000	3,360,076	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.25%	10/21/16	Open	824,000	828,705	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	10/25/16	Open	484,500	486,690	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	10/25/16	Open	480,525	483,277	Corporate Bonds	Open/Demand

34	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	1.00%	10/25/16	Open	$467,500	$470,318	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	10/25/16	Open	462,210	464,996	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	11/03/16	Open	171,270	172,586	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	11/04/16	Open	377,540	380,345	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	11/14/16	Open	191,200	192,578	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	12/07/16	Open	2,247,530	2,261,687	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	12/12/16	Open	302,365	304,333	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.34%	12/14/16	Open	232,180	233,382	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.00%	12/15/16	Open	6,414,000	6,443,754	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	1.00%	12/15/16	Open	482,000	484,236	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.00%	12/15/16	Open	937,000	941,347	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.30%	12/15/16	Open	2,222,000	2,235,400	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.30%	12/15/16	Open	347,000	349,093	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.30%	12/15/16	Open	307,000	308,851	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.30%	12/15/16	Open	1,017,000	1,023,133	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.30%	12/15/16	Open	600,000	603,618	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.30%	12/15/16	Open	12,000	12,072	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.30%	12/15/16	Open	3,042,000	3,060,345	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	1.30%	12/15/16	Open	203,000	204,224	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.55%	12/15/16	Open	168,000	169,065	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.00%	12/19/16	Open	5,839,556	5,865,834	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.00%	12/19/16	Open	895,738	899,768	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.00%	12/19/16	Open	681,031	684,096	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.00%	12/19/16	Open	1,290,250	1,296,056	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	628,875	631,836	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	415,425	417,381	Corporate Bonds	Open/Demand

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017	35

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	1.04%	12/19/16	Open	$1,636,250	$1,643,955	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	2,101,000	2,110,893	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	1,444,275	1,451,076	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	244,163	245,312	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	1,154,738	1,160,175	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	637,663	640,665	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	331,200	332,760	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/19/16	Open	421,200	423,870	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/19/16	Open	496,213	499,358	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/19/16	Open	361,460	363,751	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/19/16	Open	230,040	231,498	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/19/16	Open	577,275	580,934	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/19/16	Open	632,000	636,006	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/21/16	Open	280,013	281,315	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/21/16	Open	1,355,900	1,362,206	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/21/16	Open	1,059,250	1,064,177	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/21/16	Open	950,000	954,419	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/21/16	Open	95,000	95,442	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/21/16	Open	355,313	356,965	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/21/16	Open	483,538	485,787	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.15%	12/21/16	Open	185,925	186,881	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.15%	12/21/16	Open	124,063	124,701	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/21/16	Open	696,825	701,188	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/21/16	Open	375,600	377,952	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/21/16	Open	384,225	386,631	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/21/16	Open	199,100	200,347	Corporate Bonds	Open/Demand

36	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date [1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	1.40%	12/21/16	Open	$338,445	$340,564	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/21/16	Open	521,325	524,589	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/21/16	Open	462,825	465,723	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.25%	12/22/16	Open	441,000	443,098	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.97%	12/29/16	Open	2,860,000	2,868,165	U.S. Treasury Obligations	Open/Demand
RBC Capital Markets LLC	1.34%	12/30/16	Open	379,812	381,684	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	1/18/17	Open	440,000	442,482	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	1/23/17	Open	244,850	246,184	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	1/25/17	Open	974,820	979,559	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	1/27/17	Open	1,113,552	1,119,531	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	1/27/17	Open	661,752	665,305	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	1/27/17	Open	1,613,952	1,622,618	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	1/27/17	Open	784,400	788,612	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(3.50)%	1/31/17	Open	260,181	259,722	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	1/31/17	Open	1,619,680	1,627,999	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	2/07/17	Open	257,480	258,732	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.55%	2/10/17	Open	143,000	143,613	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	2/15/17	Open	105,300	105,779	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.50%	2/23/17	Open	1,261,000	1,265,125	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	3/03/17	Open	79,350	79,656	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.46%	3/06/17	Open	449,000	450,548	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	3/06/17	Open	1,697,000	1,702,810	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	3/06/17	Open	745,430	748,273	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.71%	3/07/17	Open	1,057,000	1,061,134	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.55%	3/07/17	Open	875,000	878,025	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	3/09/17	Open	419,000	420,418	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	3/09/17	Open	373,000	374,262	Corporate Bonds	Open/Demand

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017	37

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	1.45%	3/09/17	Open	$316,000	$317,069	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	3/09/17	Open	347,000	348,174	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	3/09/17	Open	340,000	341,150	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/09/17	Open	471,514	473,233	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	3/10/17	Open	668,000	670,233	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	3/10/17	Open	167,000	167,558	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	3/10/17	Open	441,000	442,474	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	3/10/17	Open	295,000	295,986	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	3/10/17	Open	643,000	645,150	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	3/10/17	Open	618,000	620,066	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	3/13/17	Open	587,000	588,891	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	3/13/17	Open	219,000	219,706	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	3/13/17	Open	262,000	262,844	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	3/13/17	Open	270,000	270,870	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	3/13/17	Open	114,000	114,367	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	3/13/17	Open	200,000	200,644	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/13/17	Open	195,000	195,695	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	3/14/17	Open	256,880	257,780	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/15/17	Open	162,000	162,581	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.30%	3/16/17	Open	2,889,000	2,896,929	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.30%	3/16/17	Open	1,485,000	1,489,076	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.40%	3/16/17	Open	2,741,000	2,749,101	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	131,000	131,470	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	854,000	857,065	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	428,000	429,536	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	368,000	369,321	Corporate Bonds	Open/Demand

38	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	$546,000	$547,960	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	466,000	467,672	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	593,000	595,128	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	423,000	424,518	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	418,000	419,500	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	660,000	662,369	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	250,000	250,897	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	549,000	550,970	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	333,000	334,195	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	1,145,000	1,149,109	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	146,913	147,440	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	481,000	482,726	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	289,000	290,037	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	922,000	925,309	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	307,000	308,102	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	921,000	924,305	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	316,000	317,134	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	560,000	562,010	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	814,000	816,921	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	379,000	380,360	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	489,000	490,755	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	1,052,000	1,055,776	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	499,000	500,791	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	286,000	287,026	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	729,000	731,616	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	271,000	271,973	Corporate Bonds	Open/Demand

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017	39

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	$620,000	$622,225	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	33,000	33,118	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	945,000	948,392	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	398,000	399,428	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	466,000	467,672	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	397,000	398,425	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	992,000	995,560	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	328,000	329,177	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	1,007,000	1,010,614	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	524,000	525,881	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	421,000	422,511	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	165,000	165,592	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	331,000	332,188	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	781,000	783,803	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	218,000	218,782	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	232,000	232,833	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	440,000	441,579	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	959,000	962,442	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	707,000	709,537	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	1,096,000	1,099,933	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	1,287,000	1,291,619	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	1,310,000	1,314,701	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	1,504,000	1,509,398	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	329,000	330,181	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	216,000	216,775	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	416,000	417,493	Corporate Bonds	Open/Demand

40	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	$539,000	$540,934	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	646,000	648,318	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	363,000	364,303	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	702,000	704,519	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	298,000	299,070	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	222,000	222,797	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	675,000	677,423	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	938,000	941,366	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	562,000	564,017	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	161,000	161,578	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	279,000	280,001	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	214,000	214,768	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	2,122,000	2,129,616	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	275,000	275,987	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	925,000	928,320	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	2,111,000	2,118,576	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	2,496,000	2,504,958	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	1,724,000	1,730,187	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/16/17	Open	128,000	128,459	Corporate Bonds	Open/Demand
UBS Ltd.	1.25%	3/16/17	Open	2,970,000	2,977,838	Capital Trusts	Open/Demand
UBS Ltd.	1.25%	3/16/17	Open	1,282,065	1,285,448	Corporate Bonds	Open/Demand
UBS Ltd.	1.25%	3/16/17	Open	2,647,500	2,654,486	Capital Trusts	Open/Demand
UBS Ltd.	1.50%	3/16/17	Open	1,112,875	1,116,399	Corporate Bonds	Open/Demand
UBS Ltd.	1.50%	3/16/17	Open	225,000	225,713	Corporate Bonds	Open/Demand
UBS Ltd.	1.50%	3/16/17	Open	265,633	266,474	Corporate Bonds	Open/Demand
UBS Ltd.	1.50%	3/16/17	Open	373,450	374,633	Corporate Bonds	Open/Demand
UBS Ltd.	1.50%	3/16/17	Open	303,365	304,326	Floating Rate Loan Interests	Open/Demand
UBS Ltd.	1.50%	3/16/17	Open	160,650	161,159	Corporate Bonds	Open/Demand
UBS Ltd.	1.50%	3/16/17	Open	770,625	773,065	Corporate Bonds	Open/Demand
UBS Ltd.	1.50%	3/16/17	Open	1,091,981	1,095,439	Corporate Bonds	Open/Demand
UBS Ltd.	1.50%	3/16/17	Open	1,665,000	1,670,273	Capital Trusts	Open/Demand
UBS Ltd.	1.50%	3/16/17	Open	4,581,250	4,595,757	Capital Trusts	Open/Demand

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017	41

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
UBS Ltd.	1.50%	3/16/17	Open	$501,188	$502,775	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/17/17	Open	234,769	235,611	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/17/17	Open	884,319	887,493	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/17/17	Open	175,000	175,603	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/17/17	Open	267,000	267,920	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/17/17	Open	636,215	638,498	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/17/17	Open	685,913	688,374	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.50%	3/20/17	Open	269,600	269,870	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50%	3/20/17	Open	3,327,188	3,337,169	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.75%	3/20/17	Open	1,242,403	1,246,751	Capital Trusts	Open/Demand
Citigroup Global Markets, Inc.	—	3/21/17	Open	243,200	243,200	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/21/17	Open	172,000	172,577	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.36%	3/22/17	Open	389,000	390,029	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.36%	3/22/17	Open	550,000	551,454	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.36%	3/22/17	Open	3,772,000	3,781,975	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.71%	3/22/17	Open	231,000	231,768	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.71%	3/22/17	Open	335,000	336,114	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.71%	3/22/17	Open	406,000	407,350	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.71%	3/22/17	Open	550,000	551,829	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.71%	3/22/17	Open	431,000	432,433	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.71%	3/22/17	Open	658,000	660,188	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.71%	3/22/17	Open	852,000	854,833	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.71%	3/22/17	Open	1,756,000	1,761,839	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.71%	3/22/17	Open	363,000	364,207	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.71%	3/22/17	Open	968,000	971,219	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.71%	3/22/17	Open	1,295,000	1,299,306	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/22/17	Open	603,717	605,684	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	3/23/17	Open	65,600	65,805	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/30/17	Open	152,000	152,424	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	3/30/17	Open	1,074,140	1,077,133	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	3/31/17	Open	351,000	351,961	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	3/31/17	Open	121,275	121,607	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	3/31/17	Open	298,620	299,438	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/05/17	Open	797,940	800,012	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(0.50)%	4/06/17	Open	82,225	82,162	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.75%	4/06/17	Open	469,219	470,405	Corporate Bonds	Open/Demand

42	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	1.34%	4/06/17	Open	$140,738	$141,026	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.34%	4/06/17	Open	552,900	554,032	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.34%	4/06/17	Open	132,300	132,571	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.34%	4/06/17	Open	218,550	218,997	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.34%	4/06/17	Open	289,750	290,343	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.34%	4/06/17	Open	1,771,200	1,774,826	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.34%	4/06/17	Open	145,725	146,023	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.34%	4/06/17	Open	320,450	321,106	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/06/17	Open	821,100	823,233	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/06/17	Open	437,340	438,476	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/06/17	Open	111,375	111,664	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/06/17	Open	687,150	688,935	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/06/17	Open	914,760	917,136	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/06/17	Open	299,213	299,990	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/06/17	Open	331,280	332,140	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/06/17	Open	894,735	897,059	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/06/17	Open	670,455	672,196	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/06/17	Open	564,475	565,941	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/06/17	Open	1,349,220	1,352,724	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/06/17	Open	1,624,470	1,628,689	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/06/17	Open	257,550	258,219	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/06/17	Open	118,695	119,003	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/06/17	Open	158,400	158,811	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/06/17	Open	121,125	121,440	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/06/17	Open	170,000	170,442	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/06/17	Open	512,940	514,272	Corporate Bonds	Open/Demand

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017	43

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	1.70%	4/06/17	Open	$477,125	$478,364	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/06/17	Open	546,888	548,308	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/06/17	Open	430,550	431,668	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/06/17	Open	323,635	324,476	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/06/17	Open	548,405	549,829	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.71%	4/07/17	Open	513,000	514,243	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	4/07/17	Open	127,000	127,306	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.34%	4/07/17	Open	97,008	97,192	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.34%	4/07/17	Open	39,856	39,932	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/07/17	Open	407,680	408,662	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/07/17	Open	218,592	219,118	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	4/13/17	Open	219,664	220,120	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/17/17	Open	221,650	222,100	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.95%	4/18/17	Open	1,967,000	1,971,688	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	1.95%	4/18/17	Open	3,808,000	3,817,076	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	1.75%	4/18/17	Open	1,831,639	1,835,556	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	1.75%	4/18/17	Open	2,440,240	2,445,459	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	1.70%	4/18/17	Open	342,000	342,711	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.25%	4/19/17	Open	846,143	847,377	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	4/19/17	Open	660,000	661,309	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	4/19/17	Open	1,565,000	1,568,104	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	4/19/17	Open	1,097,000	1,099,176	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	4/19/17	Open	673,000	674,335	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.25%	4/19/17	Open	2,983,000	2,987,350	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.34%	4/19/17	Open	1,451,250	1,453,519	Corporate Bonds	Open/Demand

44	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	1.34%	4/19/17	Open	$1,458,188	$1,460,467	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.34%	4/19/17	Open	1,187,500	1,189,356	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/19/17	Open	57,000	57,110	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.75%	4/20/17	Open	160,000	160,296	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	4/20/17	Open	165,000	165,296	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	4/20/17	Open	339,000	339,608	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	4/20/17	Open	388,000	388,696	Corporate Bonds	Open/Demand
UBS Ltd.	1.50%	4/20/17	Open	1,106,850	1,108,603	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	4/26/17	Open	282,000	282,453	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	4/28/17	Open	2,069,000	2,071,931	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/28/17	Open	228,200	228,523	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	4/28/17	Open	509,040	509,761	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	5/01/17	Open	468,000	468,641	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	(1.00)%	5/03/17	Open	764,569	763,995	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.30%	5/04/17	6/02/17	4,293,000	4,297,186	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	1.70%	5/04/17	Open	171,000	171,226	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	5/05/17	Open	583,940	584,574	Corporate Bonds	Open/Demand
UBS Ltd.	1.50%	5/05/17	Open	307,860	308,155	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	5/08/17	Open	562,273	562,910	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.97%	5/10/17	6/13/17	1,161,000	1,161,657	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.97%	5/10/17	6/13/17	255,000	255,144	U.S. Government Sponsored Agency Securities	Up to 30 Days
UBS Ltd.	1.50%	5/10/17	Open	369,786	370,125	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	5/11/17	Open	816,000	816,655	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	5/12/17	Open	867,000	867,655	Corporate Bonds	Open/Demand

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017	45

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	1.70%	5/12/17	Open	$231,000	$231,175	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	5/17/17	Open	213,000	213,151	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.34%	5/17/17	Open	283,650	283,808	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.34%	5/17/17	Open	392,038	392,256	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.34%	5/17/17	Open	263,313	263,460	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.34%	5/17/17	Open	1,406,250	1,407,035	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.34%	5/17/17	Open	423,863	424,099	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.34%	5/17/17	Open	539,738	540,039	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	5/17/17	Open	385,280	385,553	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	5/17/17	Open	346,133	346,378	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	5/17/17	Open	257,550	257,732	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	5/17/17	Open	242,150	242,322	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	5/17/17	Open	332,920	333,156	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	5/17/17	Open	200,200	200,342	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	5/17/17	Open	190,500	190,635	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	5/17/17	Open	260,663	260,847	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	5/17/17	Open	703,010	703,442	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	5/17/17	Open	320,243	320,469	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	5/17/17	Open	331,170	331,405	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	5/17/17	Open	408,315	408,604	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	5/17/17	Open	198,000	198,140	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	5/17/17	Open	175,821	175,946	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	(1.25)%	5/19/17	Open	581,830	581,648	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	5/19/17	Open	317,300	317,435	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	5/22/17	Open	1,159,000	1,159,547	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	5/22/17	Open	811,000	811,383	Corporate Bonds	Open/Demand

46	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (concluded)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	1.70%	5/22/17	Open	$1,194,000	$1,194,564	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	5/22/17	Open	1,028,000	1,028,485	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	5/22/17	Open	1,980,000	1,980,935	Foreign Agency Obligations	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	5/22/17	Open	2,853,000	2,854,347	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	1.34%	5/22/17	Open	497,900	498,067	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.71%	5/23/17	Open	284,000	284,094	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.50%	5/23/17	Open	517,000	517,172	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	5/24/17	Open	69,000	69,020	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	5/24/17	Open	1,065,050	1,065,352	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	5/25/17	Open	218,040	218,061	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	5/26/17	Open	609,000	609,029	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	5/31/17	Open	923,000	923,000	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	5/31/17	Open	408,135	408,135	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.70%	5/31/17	Open	98,685	98,685	Corporate Bonds	Open/Demand
Total				$264,213,637	$265,086,137

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(1)	Euro BOBL	June 2017	USD	148,496	$527
(3)	Euro Bund Future	June 2017	USD	547,026	1,492
(43)	2-Year U.S. Treasury Note	September 2017	USD	9,308,828	(8,470)
(3)	5-Year U.S. Treasury Note	September 2017	USD	354,938	(707)
34	5-Year U.S. Treasury Note	September 2017	USD	4,022,625	7,622
(489)	10-Year U.S. Treasury Note	September 2017	USD	61,759,172	(214,212)
(88)	10-Year U.S. Ultra Long Treasury Note	September 2017	USD	11,944,625	(59,843)
(82)	Long U.S. Treasury Bond	September 2017	USD	12,612,625	(114,077)
(1)	UK Long Gilt Bond	September 2017	USD	164,844	(207)
7	Ultra Long U.S. Treasury Bond	September 2017	USD	1,155,875	16,530
Total					$(371,345)

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017	47

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,474,760	USD	454,654	Morgan Stanley & Co. International PLC	6/02/17	$1,089
BRL	5,791,951	USD	1,785,600	Royal Bank of Scotland PLC	6/02/17	4,276
USD	460,000	BRL	1,474,760	Morgan Stanley & Co. International PLC	6/02/17	4,257
USD	379,481	GBP	293,000	JPMorgan Chase Bank N.A.	6/06/17	1,927
USD	2,063,187	GBP	1,593,000	JPMorgan Chase Bank N.A.	6/06/17	10,476
USD	12,240,538	GBP	9,451,000	JPMorgan Chase Bank N.A.	6/06/17	62,150
USD	73,733	GBP	57,000	Morgan Stanley & Co. International PLC	6/06/17	284
CHF	8,233,456	EUR	7,505,000	Citibank N.A.	6/15/17	71,589
EUR	2,920,000	CHF	3,123,106	BNP Paribas S.A.	6/15/17	55,140
EUR	2,910,000	GBP	2,474,609	Bank of America N.A.	6/15/17	81,463
EUR	2,880,000	USD	3,145,892	Citibank N.A.	6/15/17	91,484
GBP	2,460,000	CAD	4,160,282	Goldman Sachs International	6/15/17	90,356
GBP	50,000	CAD	84,666	Royal Bank of Canada	6/15/17	1,757
GBP	1,239,083	EUR	1,420,000	Citibank N.A.	6/15/17	903
GBP	2,500,000	USD	3,057,656	BNP Paribas S.A.	6/15/17	164,707
GBP	1,230,000	USD	1,559,778	Barclays Bank PLC	6/15/17	25,625
GBP	15,000	USD	19,040	Northern Trust Co.	6/15/17	294
JPY	174,882,221	USD	1,570,000	BNP Paribas S.A.	6/15/17	9,901
NOK	40,213,855	AUD	6,210,000	Morgan Stanley & Co. International PLC	6/15/17	147,060
NOK	26,624,088	USD	3,110,000	BNP Paribas S.A.	6/15/17	41,657
NZD	4,429,151	AUD	4,040,000	BNP Paribas S.A.	6/15/17	135,909
NZD	2,263,773	AUD	2,110,000	Bank of America N.A.	6/15/17	35,941
NZD	4,460,000	CAD	4,164,598	BNP Paribas S.A.	6/15/17	75,360
NZD	2,233,483	EUR	1,400,000	Citibank N.A.	6/15/17	8,245
NZD	2,280,000	USD	1,574,811	BNP Paribas S.A.	6/15/17	40,107
SEK	27,664,252	GBP	2,430,000	BNP Paribas S.A.	6/15/17	53,084
USD	3,120,000	JPY	342,505,020	BNP Paribas S.A.	6/15/17	25,779
USD	1,570,000	NOK	13,173,724	Citibank N.A.	6/15/17	10,545
CAD	2,913,984	AUD	2,905,000	Barclays Bank PLC	6/27/17	438
NOK	107,770,000	SEK	110,484,187	Bank of America N.A.	7/03/17	26,286
NOK	13,450,000	SEK	13,712,974	Barclays Bank PLC	7/03/17	12,013
NOK	13,450,000	SEK	13,722,282	Barclays Bank PLC	7/03/17	10,941
NOK	13,450,000	SEK	13,660,506	Credit Suisse International	7/03/17	18,061
SEK	13,824,677	NOK	13,450,000	Barclays Bank PLC	7/03/17	862
SEK	13,901,071	NOK	13,450,000	Goldman Sachs International	7/03/17	9,667
CAD	1,048,504	AUD	1,045,535	Barclays Bank PLC	7/27/17	713
CAD	2,110,504	AUD	2,085,000	Barclays Bank PLC	7/27/17	15,932
CAD	2,111,692	AUD	2,085,000	Barclays Bank PLC	7/27/17	16,813
CAD	2,146,022	AUD	2,085,000	Barclays Bank PLC	7/27/17	42,252
CAD	1,704,021	NZD	1,780,000	Barclays Bank PLC	8/14/17	3,795
NZD	1,780,000	CAD	1,697,954	Barclays Bank PLC	8/14/17	702
NZD	2,265,000	CAD	2,140,276	Barclays Bank PLC	8/14/17	15,958
NZD	2,265,000	CAD	2,118,115	Deutsche Bank AG	8/14/17	32,384
NZD	2,265,000	CAD	2,130,772	Deutsche Bank AG	8/14/17	23,002
NZD	2,265,000	CAD	2,115,964	Goldman Sachs International	8/14/17	33,978
NZD	2,265,000	CAD	2,113,302	Morgan Stanley & Co. International PLC	8/14/17	35,952
NZD	2,265,000	CAD	2,117,888	Morgan Stanley & Co. International PLC	8/14/17	32,552

48	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	2,750,000	CAD	2,568,555	Morgan Stanley & Co. International PLC	8/14/17	$41,622
IDR	3,231,600,000	USD	240,000	Bank of America N.A.	8/15/17	1,383
IDR	3,178,807,898	USD	236,114	Citibank N.A.	8/15/17	1,325
IDR	4,541,938,127	USD	337,314	Citibank N.A.	8/15/17	1,943
IDR	2,361,573,690	USD	175,451	JPMorgan Chase Bank N.A.	8/15/17	945
IDR	3,543,700,160	USD	263,120	JPMorgan Chase Bank N.A.	8/15/17	1,575
GBP	1,225,231	EUR	1,400,000	Barclays Bank PLC	9/26/17	1,914

						1,634,373

BRL	5,564,419	USD	1,757,000	Barclays Bank PLC	6/02/17	(37,437)
BRL	1,465,675	USD	460,000	Goldman Sachs International	6/02/17	(7,065)
USD	1,715,454	BRL	5,564,419	Barclays Bank PLC	6/02/17	(4,108)
USD	451,853	BRL	1,465,675	Goldman Sachs International	6/02/17	(1,082)
USD	1,757,000	BRL	5,791,951	Royal Bank of Scotland PLC	6/02/17	(32,876)
USD	108,139	EUR	99,000	Bank of America N.A.	6/06/17	(3,093)
USD	4,753,232	EUR	4,350,000	Deutsche Bank AG	6/06/17	(134,233)
USD	14,517,572	EUR	13,286,000	Deutsche Bank AG	6/06/17	(409,980)
USD	198,554	EUR	182,000	JPMorgan Chase Bank N.A.	6/06/17	(5,933)
AUD	6,210,000	NOK	40,003,224	Citibank N.A.	6/15/17	(122,126)
AUD	1,920,000	NZD	2,056,556	Bank of America N.A.	6/15/17	(30,318)
AUD	2,110,000	NZD	2,243,816	Citibank N.A.	6/15/17	(21,806)
AUD	2,120,000	NZD	2,277,838	JPMorgan Chase Bank N.A.	6/15/17	(38,475)
CAD	4,254,021	EUR	2,900,000	BNP Paribas S.A.	6/15/17	(110,000)
CAD	4,154,729	GBP	2,510,000	Citibank N.A.	6/15/17	(158,915)
CAD	4,191,606	NZD	4,460,000	Citibank N.A.	6/15/17	(55,362)
CHF	3,140,868	EUR	2,910,000	Citibank N.A.	6/15/17	(25,546)
CHF	3,134,217	EUR	2,920,000	State Street Bank and Trust Co.	6/15/17	(43,659)
EUR	7,505,000	CHF	8,227,651	Barclays Bank PLC	6/15/17	(65,591)
GBP	1,279,076	EUR	1,490,000	Citibank N.A.	6/15/17	(26,234)
GBP	2,430,000	SEK	27,370,393	BNP Paribas S.A.	6/15/17	(19,249)
JPY	171,411,555	USD	1,550,000	Bank of America N.A.	6/15/17	(1,453)
NZD	2,200,547	GBP	1,210,000	Citibank N.A.	6/15/17	(982)
USD	1,570,000	CHF	1,525,542	Citibank N.A.	6/15/17	(6,389)
USD	3,149,726	EUR	2,880,000	Citibank N.A.	6/15/17	(87,650)
USD	3,135,361	GBP	2,440,000	BNP Paribas S.A.	6/15/17	(9,665)
USD	1,554,939	GBP	1,245,000	Barclays Bank PLC	6/15/17	(49,799)
USD	3,063,671	GBP	2,500,000	State Street Bank and Trust Co.	6/15/17	(158,692)
USD	1,540,000	NOK	13,065,934	Barclays Bank PLC	6/15/17	(6,695)
USD	1,594,282	NZD	2,280,000	BNP Paribas S.A.	6/15/17	(20,636)
AUD	2,905,000	CAD	2,965,845	Citibank N.A.	6/27/17	(38,847)
NOK	13,450,000	SEK	13,835,813	Barclays Bank PLC	7/03/17	(2,146)
NOK	13,450,000	SEK	13,918,114	Credit Suisse International	7/03/17	(11,632)
SEK	13,784,663	NOK	13,450,000	Barclays Bank PLC	7/03/17	(3,750)
SEK	33,113,375	NOK	32,275,000	Citibank N.A.	7/03/17	(4,930)
USD	4,661,538	EUR	4,143,000	Deutsche Bank AG	7/06/17	(1,007)
USD	14,208,520	EUR	12,628,000	Deutsche Bank AG	7/06/17	(3,070)
USD	375,594	GBP	292,000	Deutsche Bank AG	7/06/17	(1,044)
USD	2,113,358	GBP	1,643,000	Deutsche Bank AG	7/06/17	(5,876)
USD	12,125,762	GBP	9,427,000	Deutsche Bank AG	7/06/17	(33,716)
IDR	23,758,540,000	USD	1,781,000	BNP Paribas S.A.	7/24/17	(2,766)
IDR	54,360,500,000	USD	4,075,000	JPMorgan Chase Bank N.A.	7/24/17	(6,329)
AUD	2,085,000	CAD	2,090,315	Barclays Bank PLC	7/27/17	(972)

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017	49

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Forward Foreign Currency Exchange Contracts (concluded)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,085,000	CAD	2,094,887	Barclays Bank PLC	7/27/17	$(4,360)
AUD	2,085,000	CAD	2,099,291	Barclays Bank PLC	7/27/17	(7,623)
AUD	2,085,000	CAD	2,111,033	Barclays Bank PLC	7/27/17	(16,325)
AUD	2,905,000	CAD	2,911,179	Barclays Bank PLC	7/27/17	(445)
AUD	2,085,000	CAD	2,128,420	Credit Suisse International	7/27/17	(29,208)
CAD	6,039,112	AUD	6,029,465	Morgan Stanley & Co. International PLC	7/27/17	(1,430)
CAD	2,138,772	NZD	2,265,000	Barclays Bank PLC	8/14/17	(17,072)
CAD	2,147,811	NZD	2,265,000	Barclays Bank PLC	8/14/17	(10,372)
CAD	2,149,064	NZD	2,265,000	Barclays Bank PLC	8/14/17	(9,443)
CAD	2,158,076	NZD	2,265,000	Barclays Bank PLC	8/14/17	(2,763)
CAD	2,121,410	NZD	2,265,000	Deutsche Bank AG	8/14/17	(29,941)
CAD	2,124,140	NZD	2,265,000	Deutsche Bank AG	8/14/17	(27,918)
CAD	2,125,225	NZD	2,265,000	Deutsche Bank AG	8/14/17	(27,114)
CAD	2,137,141	NZD	2,265,000	Deutsche Bank AG	8/14/17	(18,281)
NOK	13,117,653	CAD	2,115,000	JPMorgan Chase Bank N.A.	8/28/17	(13,488)
USD	148,718	EUR	137,859	Citibank N.A.	2/21/18	(8,391)
USD	245,034	EUR	227,918	Deutsche Bank AG	2/21/18	(14,709)
USD	243,365	EUR	226,375	Morgan Stanley & Co. International PLC	2/21/18	(14,620)

						(2,064,637)
Total						$(430,264)

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.75%	Pay	3-Month LIBOR	7/05/17	USD	3,000	$58
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.65%	Pay	3-Month LIBOR	9/01/17	USD	1,300	1,648
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.75%	Pay	3-Month LIBOR	9/01/17	USD	1,300	975
Total									$2,681

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
NZD Currency	Call	Morgan Stanley & Co. International PLC	06/10/17	CAD	0.95	NZD	18,090	—	$202,364
EUR Currency	Call	Deutsche Bank AG	06/22/17	JPY	128.00	EUR	8,360	—	11,448
AUD Currency	Call	Morgan Stanley & Co. International PLC	06/23/17	CAD	1.05	AUD	18,685	—	361
USD Currency	Call	Citibank N.A.	06/28/17	CHF	0.99	USD	12,585	—	13,239
AUD Currency	Call	HSBC Bank PLC	06/29/17	NZD	1.11	AUD	8,395	—	81
NOK Currency	Call	Deutsche Bank AG	06/29/17	SEK	1.05	NOK	106,360	—	10,964
CAD Currency	Call	JPMorgan Chase Bank N.A.	08/24/17	NOK	6.40	CAD	8,455	—	40,264
EUR Currency	Call	Barclays Bank PLC	09/22/17	GBP	0.90	EUR	11,495	—	96,111
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/14/19	USD	942.86	—	—	46	1
EUR Currency	Put	Barclays Bank PLC	06/01/17	AUD	1.45	EUR	11,495	—	—
EUR Currency	Put	Barclays Bank PLC	06/01/17	AUD	1.41	EUR	11,495	—	—

50	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

OTC Options Purchased (concluded)
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
EUR Currency	Put	UBS AG	06/14/17	NZD	1.57	EUR	11,460	—	$42,406
EUR Currency	Put	UBS AG	06/14/17	NZD	1.53	EUR	11,460	—	2,562
GBP Currency	Put	Citibank N.A.	06/15/17	NOK	10.30	GBP	7,590	—	782
AUD Currency	Put	Citibank N.A.	07/25/17	CAD	1.00	AUD	12,455	—	79,896
NZD Currency	Put	Morgan Stanley & Co. International PLC	08/10/17	CAD	0.95	NZD	18,090	—	122,451
EUR Currency	Put	UBS AG	08/14/17	USD	1.03	EUR	5,895	—	583
Total									$623,513

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
EUR Currency	Call	Deutsche Bank AG	06/22/17	JPY	130.00	EUR	8,360	$(2,695)
AUD Currency	Call	Citibank N.A.	06/23/17	CAD	1.05	AUD	18,685	(375)
AUD Currency	Call	HSBC Bank PLC	06/29/17	NZD	1.11	AUD	8,395	(81)
GBP Currency	Call	Credit Suisse International	07/03/17	CAD	1.82	GBP	4,855	(5,255)
EUR Currency	Put	Barclays Bank PLC	06/01/17	AUD	1.43	EUR	22,985	—
EUR Currency	Put	UBS AG	06/14/17	NZD	1.55	EUR	22,920	(23,996)
GBP Currency	Put	Citibank N.A.	06/15/17	NOK	10.10	GBP	7,590	(59)
NOK Currency	Put	Deutsche Bank AG	06/29/17	SEK	1.02	NOK	212,720	(74,395)
AUD Currency	Put	Morgan Stanley & Co. International PLC	07/25/17	CAD	1.00	AUD	12,455	(80,294)
CAD Currency	Put	JPMorgan Chase Bank N.A.	08/24/17	NOK	6.00	CAD	12,690	(27,891)
Total								$(215,041)

Centrally Cleared Credit Default Swaps — Buy Protection
Issuer / Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
Markit iTraxx XO, Series 27, Version 1	5.00%	6/20/22	EUR	120	$(3,631)

Centrally Cleared Credit Default Swaps — Sell Protection
Issuer / Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Chesapeake Energy Corp.	5.00%	12/20/21	CCC	USD	75	$878
[1] Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Fund may pay should a negative credit event take place, as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
7.16%[1]	MXN 28D TIIE	03/24/17	3/20/20	MXN	58,325	$22,491
7.17%[1]	MXN 28D TIIE	03/24/17	3/20/20	MXN	58,325	21,692
2.54%[1]	3-Month LIBOR	N/A	9/04/24	USD	18,700	709,636
2.60%[2]	3-Month LIBOR	N/A	9/04/24	USD	18,700	(710,996)
Total						$42,823

[1] The Fund pays a floating rate and receives the fixed rate.
[2] The Fund pays a fixed rate and receives the floating rate.

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017	51

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

OTC Credit Default Swaps — Buy Protection
Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	1	$(2)	$1	$(3)
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(2)	1	(3)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	215	2,594	11,598	(9,004)
Republic of Argentina	5.00%	Barclays Bank PLC	6/20/22	USD	836	(76,670)	(63,310)	(13,360)
Total						$(74,080)	$(51,710)	$(22,370)

OTC Credit Default Swaps — Sell Protection
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Hellenic Telecommunications Organization SA	5.00%	Barclays Bank PLC	12/20/21	B+	EUR	20	$3,220	$1,229	$1,991
International Game Technology	5.00%	Credit Suisse International	6/20/22	BB+	EUR	10	1,265	1,041	224
International Game Technology	5.00%	JPMorgan Chase Bank N.A.	6/20/22	BB+	EUR	30	3,832	3,237	595
Markit CMBX North America, Series 8	3.00%	Barclays Bank PLC	10/17/57	BBB-	USD	5,000	(735,961)	(523,456)	(212,505)
Markit CMBX North America, Series 8	3.00%	Credit Suisse International	10/17/57	BBB-	USD	2,500	(367,980)	(258,620)	(109,360)
Markit CMBX North America, Series 8	3.00%	Morgan Stanley & Co. International PLC	10/17/57	BBB-	USD	4,450	(654,635)	(613,649)	(40,986)
Markit CMBX North America, Series 9	3.00%	Credit Suisse International	9/17/58	BBB-	USD	5,000	(535,511)	(558,759)	23,248
Markit CMBX North America, Series 9	3.00%	Credit Suisse International	9/17/58	BBB-	USD	5,000	(535,511)	(558,759)	23,248

52	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

OTC Credit Default Swaps — Sell Protection (concluded)
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CMBX North America, Series 9	3.00%	Credit Suisse International	9/17/58	BBB-	USD	5,000	$(535,511)	$(552,656)	$17,145
Markit CMBX North America, Series 9	3.00%	Morgan Stanley & Co. International PLC	9/17/58	BBB-	USD	7,550	(808,621)	(961,914)	153,293
Total							$(4,165,413)	$(4,022,306)	$(143,107)
[1] Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Fund may pay should a negative credit event take place, as defined under the terms of the agreement.

OTC Interest Rate Swaps
Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
9.98%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/18	BRL	11,660	$(5,343)	—	$(5,343)
9.98%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	3/23/17	1/02/18	BRL	11,660	(5,343)	—	(5,343)
9.99%[1]	1-day BZDIOVER	Citibank N.A.	3/23/17	1/02/18	BRL	11,660	(5,472)	—	(5,472)
9.73%[2]	1-day BZDIOVER	Citibank N.A.	3/23/17	1/02/20	BRL	6,996	(8,079)	—	(8,079)
9.73%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	3/23/17	1/02/20	BRL	6,996	(8,079)	—	(8,079)
9.73%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	3/23/17	1/02/20	BRL	6,996	(8,079)	—	(8,079)
Total							$(40,395)	—	$(40,395)
[1] The Fund pays a fixed rate and receives the floating rate.
[2] The Fund pays a floating rate and receives the fixed rate.

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017	53

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

54	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$65,749,779	$12,088,117	$77,837,896
Common Stocks	$2,979	11,754	749,053	763,786
Corporate Bonds	571,451	406,783,004	1,163,602	408,518,057
Floating Rate Loan Interests	—	227,079,492	8,097,230	235,176,722
Foreign Agency Obligations	—	33,873,064	—	33,873,064
Non-Agency Mortgage-Backed Securities	—	51,595,329	—	51,595,329
Other Interests	—	—	10	10
Preferred Securities	14,501,213	56,371,017	—	70,872,230
Rights	—	—	19,050	19,050
U.S. Government Sponsored Agency Securities	—	9,154,472	—	9,154,472
U.S. Treasury Obligations	—	2,966,624	—	2,966,624
Warrants	—	—	24,755	24,755
Short-Term Securities	4,566,530	—	—	4,566,530
Options Purchased	—	626,194	—	626,194
Unfunded floating rate loan interests[1]	—	3,009	—	3,009

Subtotal	$19,642,173	$854,213,738	$22,141,817	$895,997,728

Investments Valued at NAV[2]				120,166

Total				$896,117,894

Derivative Financial Instruments[3]
Assets:
Foreign currency exchange contracts	—	$1,634,373	—	$1,634,373
Credit contracts	—	220,622	—	220,622
Interest rate contracts	$26,171	753,819	—	779,990
Liabilities:
Foreign currency exchange contracts	—	(2,279,678)		(2,279,678)
Credit contracts	—	(388,852)	—	(388,852)
Interest rate contracts	(397,516)	(751,391)	—	(1,148,907)

Total	$(371,345)	$(811,107)	—	$(1,182,452)

[1]	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
[2]

As of May 31, 2017, certain Investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[3]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, reverse repurchase agreements of $265,086,137 are categorized as Level 2 within the disclosure hierarchy.

During the period ended May 31, 2017, there were no transfers between Level 1 and Level 2

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017	55

Schedule of Investments (concluded)	BlackRock Limited Duration Income Trust (BLW)

A reconciliation of Level 3 Investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Rights	Warrants	Grand Total
Assets:
Opening balance, as of August 31, 2016	$18,351,873	$1,167,006	$1,163,250	$12,230,322	$193,629	—	$6,316	$33,112,396
Transfers into Level 3[1]	—	—	—	1,338,768	—	—	—	1,338,768
Transfers out of Level 3[2]	(1,955,000)	—	—	(5,826,145)	—	—	—	(7,781,145)
Accrued discounts/premiums	(94,196)	—	400	14,100	—	—	—	(79,696)
Net realized gain (loss)	(696,263)	685,716	(374,996)	(268,133)	193,619	—	—	(460,057)
Net change in unrealized appreciation (depreciation)[3]	1,609,510	198,134	371,349	430,174	(193,619)	$19,050	18,439	2,453,037
Purchases	9,685,585		3,599	4,460,074	—		—	14,149,258
Sales	(14,813,392)	(1,301,803)		(4,281,930)	(193,619)	—	—	(20,590,744)
Closing balance, as of May 31, 2017	$12,088,117	$749,053	$1,163,602	$8,097,230	$10	$19,050	$24,755	$22,141,817
Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2017[3]	$105,402	$563,156	$(3,247)	$82,258	—	$19,050	$18,439	$785,058

[1]    As of August 31, 2016, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2017, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]    As of August 31, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 1 in the disclosure hierarchy.

[3]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

56	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: July 24, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Limited Duration Income Trust

Date: July 24, 2017